Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	DIMENSIONAL INVESTMENT GROUP INC
Central Index Key	0000861929
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

U.S. LARGE COMPANY PORTFOLIO
U.S. Large Company Portfolio
INVESTMENT OBJECTIVE
The U.S. Large Company Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Company Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	U.S. LARGE COMPANY PORTFOLIO U.S. Large Company Portfolio
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. LARGE COMPANY PORTFOLIO U.S. Large Company Portfolio
Management Fee	0.08%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%

Example
This Example is meant to help you compare the cost of investing in the U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. LARGE COMPANY PORTFOLIO U.S. Large Company Portfolio	10	32	56	128

Portfolio Turnover
The U.S. Large Company Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the U.S. Large Company Portfolio’s portfolio turnover rate was 4% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Large Company Portfolio generally invests in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index is comprised of a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 75% of the total market capitalization of all publicly traded U.S. stocks. For the U.S. Large Company Portfolio, the Advisor considers the stocks that comprise the S&P 500® Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Portfolio’s net assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Portfolio will invest at least 80% of its net assets in securities of large U.S. companies.

Ordinarily, portfolio companies will not be sold except to reflect additions or deletions of the companies that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Portfolio’s shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the U.S. Large Company Portfolio may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. In seeking to approximate the total investment return of the S&P 500® Index, the Advisor may also adjust the representation of securities in the U.S. Large Company Portfolio after considering such securities’ characteristics and other factors the Advisor determines to be appropriate.

The U.S. Large Company Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Large Company Portfolio may lend its portfolio securities to generate additional income.

About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the U.S. Large Company Portfolio, see “Standard & Poor’s—Information and Disclaimers.”
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Large Company Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Company Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Company Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Company Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the U.S. Large Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Large Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the U.S. Large Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.
U.S. Large Company Portfolio Institutional Class Shares Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
15.93 (4/09-6/09)	-21.78 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns U.S. LARGE COMPANY PORTFOLIO		One Year	Five Years	Ten Years
U.S. Large Company Portfolio		15.82%	1.72%	7.11%
U.S. Large Company Portfolio Return After Taxes on Distributions		15.38%	1.33%	6.73%
U.S. Large Company Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares		10.70%	1.34%	6.15%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	[1]	16.00%	1.66%	7.10%
[1]	Copyright© 2010 Standard & Poor's Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. All rights reserved.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
U.S. LARGE COMPANY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Large Company Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Large Company Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Company Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The U.S. Large Company Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the U.S. Large Company Portfolio’s portfolio turnover rate was 4% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Large Company Portfolio generally invests in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index is comprised of a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 75% of the total market capitalization of all publicly traded U.S. stocks. For the U.S. Large Company Portfolio, the Advisor considers the stocks that comprise the S&P 500® Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Portfolio’s net assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Portfolio will invest at least 80% of its net assets in securities of large U.S. companies.

Ordinarily, portfolio companies will not be sold except to reflect additions or deletions of the companies that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Portfolio’s shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the U.S. Large Company Portfolio may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. In seeking to approximate the total investment return of the S&P 500® Index, the Advisor may also adjust the representation of securities in the U.S. Large Company Portfolio after considering such securities’ characteristics and other factors the Advisor determines to be appropriate.

The U.S. Large Company Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Large Company Portfolio may lend its portfolio securities to generate additional income.

		About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the U.S. Large Company Portfolio, see “Standard & Poor’s—Information and Disclaimers.”
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Large Company Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Company Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Company Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Company Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the U.S. Large Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Large Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the U.S. Large Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the U.S. Large Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The U.S. Large Company Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Large Company Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
15.93 (4/09-6/09)	-21.78 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the U.S. Large Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.
U.S. LARGE COMPANY PORTFOLIO | U.S. Large Company Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.08%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%
1 Year	rr_ExpenseExampleYear01	10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	128
2003	rr_AnnualReturn2003	28.53%
2004	rr_AnnualReturn2004	10.78%
2005	rr_AnnualReturn2005	4.98%
2006	rr_AnnualReturn2006	15.72%
2007	rr_AnnualReturn2007	5.52%
2008	rr_AnnualReturn2008	(36.76%)
2009	rr_AnnualReturn2009	26.62%
2010	rr_AnnualReturn2010	14.99%
2011	rr_AnnualReturn2011	2.10%
2012	rr_AnnualReturn2012	15.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.78%)
One Year	rr_AverageAnnualReturnYear01	15.82%
Five Years	rr_AverageAnnualReturnYear05	1.72%
Ten Years	rr_AverageAnnualReturnYear10	7.11%
U.S. LARGE COMPANY PORTFOLIO | Return After Taxes on Distributions | U.S. Large Company Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.38%
Five Years	rr_AverageAnnualReturnYear05	1.33%
Ten Years	rr_AverageAnnualReturnYear10	6.73%
U.S. LARGE COMPANY PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | U.S. Large Company Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.70%
Five Years	rr_AverageAnnualReturnYear05	1.34%
Ten Years	rr_AverageAnnualReturnYear10	6.15%
U.S. LARGE COMPANY PORTFOLIO | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.00%	[1]
Five Years	rr_AverageAnnualReturnYear05	1.66%	[1]
Ten Years	rr_AverageAnnualReturnYear10	7.10%	[1]

[1]	Copyright© 2010 Standard & Poor's Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. All rights reserved.

Institutional Shares | DFA INTERNATIONAL VALUE PORTFOLIO
DFA International Value Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA International Value Portfolio is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “DFA International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the DFA International Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Institutional Shares DFA INTERNATIONAL VALUE PORTFOLIO Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares DFA INTERNATIONAL VALUE PORTFOLIO Institutional Class
Management Fee	[1]	0.40%
Other Expenses	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	0.45%
[1]	The "Management Fee" includes an investment management fee payable by the DFA International Value Series and an administration fee payable by the DFA International Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the DFA International Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the DFA International Value Series.

Example
This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares DFA INTERNATIONAL VALUE PORTFOLIO Institutional Class	46	144	252	567

The Example reflects the aggregate estimated annual operating expenses of the DFA International Value Portfolio and the DFA International Value Portfolio’s portion of the expenses of the DFA International Value Series.
Portfolio Turnover
The DFA International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the DFA International Value Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The DFA International Value Portfolio invests substantially all of its assets in the DFA International Value Series. The DFA International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The DFA International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2012, for the DFA International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the DFA International Value Series invests was $1,378 million. This threshold will change due to market conditions.

The DFA International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The DFA International Value Series and the DFA International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The DFA International Value Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The DFA International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA International Value Series that owns them, and, in turn, the DFA International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA International Value Series and the DFA International Value Portfolio use derivatives, the DFA International Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Value Series may lose money and there may be a delay in recovering the loaned securities. The DFA International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the DFA International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
DFA International Value Portfolio Institutional Class Shares Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
33.93 (4/09-6/09)	-24.43 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns Institutional Shares DFA INTERNATIONAL VALUE PORTFOLIO	One Year	Five Years	Ten Years
Institutional Class	16.61%	(4.31%)	10.20%
Institutional Class Return After Taxes on Distributions	15.83%	(4.93%)	9.43%
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	11.29%	(3.80%)	8.86%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	16.41%	(3.43%)	8.60%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Shares | DFA INTERNATIONAL VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA International Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the DFA International Value Portfolio is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “DFA International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the DFA International Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The DFA International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the DFA International Value Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” includes an investment management fee payable by the DFA International Value Series and an administration fee payable by the DFA International Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the DFA International Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the DFA International Value Series.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the DFA International Value Portfolio and the DFA International Value Portfolio’s portion of the expenses of the DFA International Value Series.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The DFA International Value Portfolio invests substantially all of its assets in the DFA International Value Series. The DFA International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The DFA International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2012, for the DFA International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the DFA International Value Series invests was $1,378 million. This threshold will change due to market conditions.

The DFA International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The DFA International Value Series and the DFA International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

		The DFA International Value Series may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The DFA International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA International Value Series that owns them, and, in turn, the DFA International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA International Value Series and the DFA International Value Portfolio use derivatives, the DFA International Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Value Series may lose money and there may be a delay in recovering the loaned securities. The DFA International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the DFA International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The DFA International Value Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA International Value Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
33.93 (4/09-6/09)	-24.43 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the DFA International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Shares | DFA INTERNATIONAL VALUE PORTFOLIO | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.40%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	567
2003	rr_AnnualReturn2003	49.92%
2004	rr_AnnualReturn2004	28.80%
2005	rr_AnnualReturn2005	15.27%
2006	rr_AnnualReturn2006	34.15%
2007	rr_AnnualReturn2007	10.25%
2008	rr_AnnualReturn2008	(46.33%)
2009	rr_AnnualReturn2009	39.45%
2010	rr_AnnualReturn2010	10.57%
2011	rr_AnnualReturn2011	(16.85%)
2012	rr_AnnualReturn2012	16.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.43%)
One Year	rr_AverageAnnualReturnYear01	16.61%
Five Years	rr_AverageAnnualReturnYear05	(4.31%)
Ten Years	rr_AverageAnnualReturnYear10	10.20%
Institutional Shares | DFA INTERNATIONAL VALUE PORTFOLIO | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Five Years	rr_AverageAnnualReturnYear05	(4.93%)
Ten Years	rr_AverageAnnualReturnYear10	9.43%
Institutional Shares | DFA INTERNATIONAL VALUE PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.29%
Five Years	rr_AverageAnnualReturnYear05	(3.80%)
Ten Years	rr_AverageAnnualReturnYear10	8.86%
Institutional Shares | DFA INTERNATIONAL VALUE PORTFOLIO | MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.41%
Five Years	rr_AverageAnnualReturnYear05	(3.43%)
Ten Years	rr_AverageAnnualReturnYear10	8.60%

[1]	The "Management Fee" includes an investment management fee payable by the DFA International Value Series and an administration fee payable by the DFA International Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the DFA International Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the DFA International Value Series.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
LWAS/DFA U.S. High Book to Market Portfolio
INVESTMENT OBJECTIVE
The investment objective of the LWAS/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The LWAS/DFA U.S. High Book to Market Portfolio, is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Large Cap Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the LWAS/DFA U.S. High Book to Market Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO LWAS/DFA U.S. High Book to Market Portfolio
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO LWAS/DFA U.S. High Book to Market Portfolio
Management Fee	[1]	0.11%
LWIF Financial Inc. Client Services Fee	[1]	0.15%
Other Expenses	[1]	0.08%
Total Other Expenses	[1]	0.23%
Total Annual Fund Operating Expenses	[1]	0.34%
[1]	The "Management Fee" includes an investment management fee payable by the U.S. Large Cap Value Series and an administration fee payable by the LWAS/DFA U.S. High Book to Market Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the LWAS/DFA U.S. High Book to Market Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the U.S. Large Cap Value Series.

Example
This Example is meant to help you compare the cost of investing in the LWAS/DFA U.S. High Book to Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO LWAS/DFA U.S. High Book to Market Portfolio	35	109	191	431

The Example reflects the aggregate estimated annual operating expenses of the LWAS/DFA U.S. High Book to Market Portfolio and the Portfolio’s portion of the expenses of the U.S. Large Cap Value Series.
Portfolio Turnover
The U.S. Large Cap Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the LWAS/DFA U.S. High Book to Market Portfolio’s performance. During the most recent fiscal year, the U.S. Large Cap Value Series’ portfolio turnover rate was 10% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The LWAS/DFA U.S. High Book to Market Portfolio pursues its objective by investing substantially all of its assets in the U.S. Large Cap Value Series. The U.S. Large Cap Value Series, using a market capitalization weighted approach, generally purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Large Cap Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2012, the market capitalization of a large cap company was $2,810 million or above. This dollar amount will change due to market conditions.

The U.S. Large Cap Value Series and the LWAS/DFA U.S. High Book to Market Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Large Cap Value Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Large Cap Value Series that owns them and in turn, the LWAS/DFA U.S. High Book to Market Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Cap Value Series and LWAS/DFA U.S. High Book to Market Portfolio use derivatives, the LWAS/DFA U.S. High Book to Market Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the LWAS/DFA U.S. High Book to Market Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the LWAS/DFA U.S. High Book to Market Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
LWAS/DFA U.S. High Book to Market Portfolio Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
23.54 (4/09-6/09)	-27.86 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO	One Year	Five Years	Ten Years
LWAS/DFA U.S. High Book to Market Portfolio	21.93%	1.76%	8.35%
LWAS/DFA U.S. High Book to Market Portfolio Return After Taxes on Distributions	21.58%	1.44%	7.91%
LWAS/DFA U.S. High Book to Market Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares	14.69%	1.41%	7.31%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LWAS/DFA U.S. High Book to Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LWAS/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The LWAS/DFA U.S. High Book to Market Portfolio, is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Large Cap Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the LWAS/DFA U.S. High Book to Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The U.S. Large Cap Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the LWAS/DFA U.S. High Book to Market Portfolio’s performance. During the most recent fiscal year, the U.S. Large Cap Value Series’ portfolio turnover rate was 10% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” includes an investment management fee payable by the U.S. Large Cap Value Series and an administration fee payable by the LWAS/DFA U.S. High Book to Market Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the LWAS/DFA U.S. High Book to Market Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the U.S. Large Cap Value Series.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the LWAS/DFA U.S. High Book to Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the LWAS/DFA U.S. High Book to Market Portfolio and the Portfolio’s portion of the expenses of the U.S. Large Cap Value Series.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The LWAS/DFA U.S. High Book to Market Portfolio pursues its objective by investing substantially all of its assets in the U.S. Large Cap Value Series. The U.S. Large Cap Value Series, using a market capitalization weighted approach, generally purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Large Cap Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2012, the market capitalization of a large cap company was $2,810 million or above. This dollar amount will change due to market conditions.

The U.S. Large Cap Value Series and the LWAS/DFA U.S. High Book to Market Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

		The U.S. Large Cap Value Series may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Large Cap Value Series that owns them and in turn, the LWAS/DFA U.S. High Book to Market Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Cap Value Series and LWAS/DFA U.S. High Book to Market Portfolio use derivatives, the LWAS/DFA U.S. High Book to Market Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Cap Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Cap Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the LWAS/DFA U.S. High Book to Market Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the LWAS/DFA U.S. High Book to Market Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the LWAS/DFA U.S. High Book to Market Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	LWAS/DFA U.S. High Book to Market Portfolio Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
23.54 (4/09-6/09)	-27.86 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the LWAS/DFA U.S. High Book to Market Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO | LWAS/DFA U.S. High Book to Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.11%	[1]
LWIF Financial Inc. Client Services Fee	rr_Component2OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.08%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%	[1]
1 Year	rr_ExpenseExampleYear01	35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	431
2003	rr_AnnualReturn2003	34.45%
2004	rr_AnnualReturn2004	18.19%
2005	rr_AnnualReturn2005	10.18%
2006	rr_AnnualReturn2006	20.10%
2007	rr_AnnualReturn2007	(2.82%)
2008	rr_AnnualReturn2008	(40.80%)
2009	rr_AnnualReturn2009	30.06%
2010	rr_AnnualReturn2010	20.12%
2011	rr_AnnualReturn2011	(3.26%)
2012	rr_AnnualReturn2012	21.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.86%)
One Year	rr_AverageAnnualReturnYear01	21.93%
Five Years	rr_AverageAnnualReturnYear05	1.76%
Ten Years	rr_AverageAnnualReturnYear10	8.35%
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO | Return After Taxes on Distributions | LWAS/DFA U.S. High Book to Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.58%
Five Years	rr_AverageAnnualReturnYear05	1.44%
Ten Years	rr_AverageAnnualReturnYear10	7.91%
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | LWAS/DFA U.S. High Book to Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.69%
Five Years	rr_AverageAnnualReturnYear05	1.41%
Ten Years	rr_AverageAnnualReturnYear10	7.31%
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.51%
Five Years	rr_AverageAnnualReturnYear05	0.59%
Ten Years	rr_AverageAnnualReturnYear10	7.38%

[1]	The "Management Fee" includes an investment management fee payable by the U.S. Large Cap Value Series and an administration fee payable by the LWAS/DFA U.S. High Book to Market Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the LWAS/DFA U.S. High Book to Market Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the U.S. Large Cap Value Series.

LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO
LWAS/DFA Two-Year Fixed Income Portfolio
INVESTMENT OBJECTIVE
The investment objective of the LWAS/DFA Two-Year Fixed Income Portfolio is to maximize total returns consistent with preservation of capital. Total return is comprised of income and capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the LWAS/DFA Two-Year Fixed Income Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO LWAS/DFA Two Year Fixed Income Portfolio
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO LWAS/DFA Two Year Fixed Income Portfolio
Management Fee	0.15%
LWIF Financial Inc. Client Services Fee	0.08%
Other Expenses	0.07%
Total Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.30%

Example
This Example is meant to help you compare the cost of investing in the LWAS/DFA Two-Year Fixed Income Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO LWAS/DFA Two Year Fixed Income Portfolio	31	97	169	381

Portfolio Turnover
The LWAS/DFA Two-Year Fixed Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the LWAS/DFA Two-Year Fixed Income Portfolio’s performance. During the most recent fiscal year, the LWAS/DFA Two-Year Fixed Income Portfolio’s portfolio turnover rate was 102% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality, U.S. issued, dollar-denominated fixed income securities with maturities of no more than two years. The LWAS/DFA Two-Year Fixed Income Portfolio may invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. The LWAS/DFA Two-Year Fixed Income Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

As a non-fundamental policy, under normal circumstances, the LWAS/DFA Two-Year Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

The LWAS/DFA Two-Year Fixed Income Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry” in the Portfolio’s prospectus for additional information.

The LWAS/DFA Two-Year Fixed Income Portfolio may invest in futures contracts and options on futures contracts. The LWAS/DFA Two-Year Fixed Income Portfolio may use bond (interest rate) futures and options contracts, swaps and other types of derivatives to hedge against changes in interest rates. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the LWAS/DFA Two-Year Fixed Income Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Income Risk: Income risk is the risk that falling interest rates will cause the LWAS/DFA Two-Year Fixed Income Portfolio’s income to decline.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the LWAS/DFA Two-Year Fixed Income Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the LWAS/DFA Two-Year Fixed Income Portfolio to changes in performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the LWAS/DFA Two-Year Fixed Income Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the LWAS/DFA Two-Year Fixed Income Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
LWAS/DFA Two-Year Fixed Income Portfolio Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
2.54 (10/08-12/08)	-1.22 (4/04-6/04)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO		One Year	Five Years	Ten Years
LWAS/DFA Two Year Fixed Income Portfolio		0.94%	1.94%	2.34%
LWAS/DFA Two Year Fixed Income Portfolio Return After Taxes on Distributions		0.66%	1.39%	1.49%
LWAS/DFA Two Year Fixed Income Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares		0.62%	1.34%	1.50%
BofA Merrill Lynch 1-3 Year US Corporate & Government Index (reflects no deduction for fees, expenses, or taxes)	[1]	1.48%	2.87%	3.11%
[1]	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LWAS/DFA Two-Year Fixed Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LWAS/DFA Two-Year Fixed Income Portfolio is to maximize total returns consistent with preservation of capital. Total return is comprised of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the LWAS/DFA Two-Year Fixed Income Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The LWAS/DFA Two-Year Fixed Income Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the LWAS/DFA Two-Year Fixed Income Portfolio’s performance. During the most recent fiscal year, the LWAS/DFA Two-Year Fixed Income Portfolio’s portfolio turnover rate was 102% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the LWAS/DFA Two-Year Fixed Income Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality, U.S. issued, dollar-denominated fixed income securities with maturities of no more than two years. The LWAS/DFA Two-Year Fixed Income Portfolio may invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. The LWAS/DFA Two-Year Fixed Income Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

As a non-fundamental policy, under normal circumstances, the LWAS/DFA Two-Year Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

The LWAS/DFA Two-Year Fixed Income Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry” in the Portfolio’s prospectus for additional information.

		The LWAS/DFA Two-Year Fixed Income Portfolio may invest in futures contracts and options on futures contracts. The LWAS/DFA Two-Year Fixed Income Portfolio may use bond (interest rate) futures and options contracts, swaps and other types of derivatives to hedge against changes in interest rates. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the LWAS/DFA Two-Year Fixed Income Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Income Risk: Income risk is the risk that falling interest rates will cause the LWAS/DFA Two-Year Fixed Income Portfolio’s income to decline.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the LWAS/DFA Two-Year Fixed Income Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the LWAS/DFA Two-Year Fixed Income Portfolio to changes in performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

		Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the LWAS/DFA Two-Year Fixed Income Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the LWAS/DFA Two-Year Fixed Income Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the LWAS/DFA Two-Year Fixed Income Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	LWAS/DFA Two-Year Fixed Income Portfolio Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
2.54 (10/08-12/08)	-1.22 (4/04-6/04)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the LWAS/DFA Two-Year Fixed Income Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO | LWAS/DFA Two Year Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.15%
LWIF Financial Inc. Client Services Fee	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	381
2003	rr_AnnualReturn2003	1.91%
2004	rr_AnnualReturn2004	0.35%
2005	rr_AnnualReturn2005	1.89%
2006	rr_AnnualReturn2006	4.64%
2007	rr_AnnualReturn2007	5.04%
2008	rr_AnnualReturn2008	3.91%
2009	rr_AnnualReturn2009	2.21%
2010	rr_AnnualReturn2010	1.83%
2011	rr_AnnualReturn2011	0.83%
2012	rr_AnnualReturn2012	0.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.22%)
One Year	rr_AverageAnnualReturnYear01	0.94%
Five Years	rr_AverageAnnualReturnYear05	1.94%
Ten Years	rr_AverageAnnualReturnYear10	2.34%
LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO | Return After Taxes on Distributions | LWAS/DFA Two Year Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.66%
Five Years	rr_AverageAnnualReturnYear05	1.39%
Ten Years	rr_AverageAnnualReturnYear10	1.49%
LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | LWAS/DFA Two Year Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.62%
Five Years	rr_AverageAnnualReturnYear05	1.34%
Ten Years	rr_AverageAnnualReturnYear10	1.50%
LWAS/DFA TWO YEAR FIXED INCOME PORTFOLIO | BofA Merrill Lynch 1-3 Year US Corporate & Government Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.48%	[1]
Five Years	rr_AverageAnnualReturnYear05	2.87%	[1]
Ten Years	rr_AverageAnnualReturnYear10	3.11%	[1]

[1]	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

LWAS/DFA TWO YEAR GOVERNMENT PORTFOLIO
LWAS/DFA Two-Year Government Portfolio
INVESTMENT OBJECTIVE
The investment objective of the LWAS/DFA Two-year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. Government and U.S. government agencies consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the LWAS/DFA Two-Year Government Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	LWAS/DFA TWO YEAR GOVERNMENT PORTFOLIO LWAS/DFA Two Year Government Portfolio
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LWAS/DFA TWO YEAR GOVERNMENT PORTFOLIO LWAS/DFA Two Year Government Portfolio
Management Fee	0.15%
LWIF Financial Inc. Client Services Fee	0.08%
Other Expenses	0.05%
Total Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.28%

Example
This Example is meant to help you compare the cost of investing in the LWAS/DFA Two-Year Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
LWAS/DFA TWO YEAR GOVERNMENT PORTFOLIO LWAS/DFA Two Year Government Portfolio	29	90	157	356

Portfolio Turnover
The LWAS/DFA Two-Year Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the LWAS/DFA Two-Year Government Portfolio’s performance. During the most recent fiscal year, the LWAS/DFA Two-Year Government Portfolio’s portfolio turnover rate was 111% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The LWAS/DFA Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of obligations of the U.S. Government and its agencies maturing in two years or less. The credit quality of the securities purchased by the Portfolio will be that of the U.S. Government or its agencies. The LWAS/DFA Two-Year Government Portfolio generally pursues its objective by purchasing U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement. The Portfolio also may enter into repurchase agreements backed by U.S. government securities.

As a non-fundamental policy, under normal circumstances, the LWAS/DFA Two-Year Government Portfolio will invest at least 80% of its net assets in government securities that mature within two years from the date of settlement.

The LWAS/DFA Two-Year Government Portfolio may invest in futures contracts and options on futures contracts. The LWAS/DFA Two-Year Government Portfolio may use bond (interest rate) futures and options contracts, swaps and other types of derivatives to hedge against changes in interest rates. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the LWAS/DFA Two-Year Government Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Income Risk: Income risk is the risk that falling interest rates will cause the LWAS/DFA Two-Year Government Portfolio’s income to decline.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the LWAS/DFA Two-Year Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the LWAS/DFA Two-Year Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the LWAS/DFA Two-Year Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
LWAS/DFA Two-Year Government Portfolio Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
3.83 (10/08-12/08)	-1.07 (4/04-6/04)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns LWAS/DFA TWO YEAR GOVERNMENT PORTFOLIO		One Year	Five Years	Ten Years
LWAS/DFA Two Year Government Portfolio		0.43%	2.02%	2.38%
LWAS/DFA Two Year Government Portfolio Return After Taxes on Distributions		0.14%	1.42%	1.50%
LWAS/DFA Two Year Government Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares		0.28%	1.39%	1.52%
BofA Merrill Lynch 1-3 Year US Treasury & Agency Index (reflects no deduction for fees, expenses, or taxes)	[1]	0.51%	2.45%	2.81%
[1]	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
LWAS/DFA TWO YEAR GOVERNMENT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LWAS/DFA Two-Year Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LWAS/DFA Two-year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. Government and U.S. government agencies consistent with the preservation of capital. Total return is comprised of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the LWAS/DFA Two-Year Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The LWAS/DFA Two-Year Government Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the LWAS/DFA Two-Year Government Portfolio’s performance. During the most recent fiscal year, the LWAS/DFA Two-Year Government Portfolio’s portfolio turnover rate was 111% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the LWAS/DFA Two-Year Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area, otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The LWAS/DFA Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of obligations of the U.S. Government and its agencies maturing in two years or less. The credit quality of the securities purchased by the Portfolio will be that of the U.S. Government or its agencies. The LWAS/DFA Two-Year Government Portfolio generally pursues its objective by purchasing U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement. The Portfolio also may enter into repurchase agreements backed by U.S. government securities.

As a non-fundamental policy, under normal circumstances, the LWAS/DFA Two-Year Government Portfolio will invest at least 80% of its net assets in government securities that mature within two years from the date of settlement.

		The LWAS/DFA Two-Year Government Portfolio may invest in futures contracts and options on futures contracts. The LWAS/DFA Two-Year Government Portfolio may use bond (interest rate) futures and options contracts, swaps and other types of derivatives to hedge against changes in interest rates. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the LWAS/DFA Two-Year Government Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Income Risk: Income risk is the risk that falling interest rates will cause the LWAS/DFA Two-Year Government Portfolio’s income to decline.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the LWAS/DFA Two-Year Government Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

		Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the LWAS/DFA Two-Year Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the LWAS/DFA Two-Year Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the LWAS/DFA Two-Year Government Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	LWAS/DFA Two-Year Government Portfolio Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
3.83 (10/08-12/08)	-1.07 (4/04-6/04)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the LWAS/DFA Two-Year Government Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
LWAS/DFA TWO YEAR GOVERNMENT PORTFOLIO | LWAS/DFA Two Year Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.15%
LWIF Financial Inc. Client Services Fee	rr_Component2OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
1 Year	rr_ExpenseExampleYear01	29
3 Years	rr_ExpenseExampleYear03	90
5 Years	rr_ExpenseExampleYear05	157
10 Years	rr_ExpenseExampleYear10	356
2003	rr_AnnualReturn2003	2.07%
2004	rr_AnnualReturn2004	0.52%
2005	rr_AnnualReturn2005	1.91%
2006	rr_AnnualReturn2006	4.54%
2007	rr_AnnualReturn2007	4.78%
2008	rr_AnnualReturn2008	5.35%
2009	rr_AnnualReturn2009	1.52%
2010	rr_AnnualReturn2010	1.89%
2011	rr_AnnualReturn2011	0.97%
2012	rr_AnnualReturn2012	0.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.07%)
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	2.02%
Ten Years	rr_AverageAnnualReturnYear10	2.38%
LWAS/DFA TWO YEAR GOVERNMENT PORTFOLIO | Return After Taxes on Distributions | LWAS/DFA Two Year Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.14%
Five Years	rr_AverageAnnualReturnYear05	1.42%
Ten Years	rr_AverageAnnualReturnYear10	1.50%
LWAS/DFA TWO YEAR GOVERNMENT PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | LWAS/DFA Two Year Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.28%
Five Years	rr_AverageAnnualReturnYear05	1.39%
Ten Years	rr_AverageAnnualReturnYear10	1.52%
LWAS/DFA TWO YEAR GOVERNMENT PORTFOLIO | BofA Merrill Lynch 1-3 Year US Treasury & Agency Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.51%	[1]
Five Years	rr_AverageAnnualReturnYear05	2.45%	[1]
Ten Years	rr_AverageAnnualReturnYear10	2.81%	[1]

[1]	Source Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

Institutional Shares | GLOBAL EQUITY PORTFOLIO
Global Equity Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Institutional Shares GLOBAL EQUITY PORTFOLIO Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares GLOBAL EQUITY PORTFOLIO Institutional Class
Management Fee		0.30%
Other Expenses		0.02%
Acquired Fund Fees and Expenses		0.31%
Total Annual Fund Operating Expenses		0.63%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[1]	0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.33%
[1]	Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Example
This Example is meant to help you compare the cost of investing in the Global Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares GLOBAL EQUITY PORTFOLIO Institutional Class	34	171	321	758

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Global Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Equity Portfolio’s performance. During the most recent fiscal year, the Global Equity Portfolio’s portfolio turnover rate was 4% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the Global Equity Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in domestic and international equity securities. In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Global Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks.

As of February 28, 2013, the Global Equity Portfolio invests in domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs. The Global Equity Portfolio also purchases international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the Global Equity Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocation to Underlying Funds or may add or remove Underlying Funds without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Global Equity Portfolio.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Also the Underlying Funds may lend their portfolio securities to generate additional income.
PRINCIPAL RISKS
Fund of Funds Risk: The investment performance of the Global Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Global Equity Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Global Equity Portfolio or any Underlying Fund will be achieved. When the Global Equity Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the Global Equity Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Other risks of the Underlying Funds are described in the Global Equity Portfolio’s Prospectus in the section entitled “Additional Risks of the Underlying Funds.”
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Global Equity Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Global Equity Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Global Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Global Equity Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Global Equity Portfolio Institutional Class Shares Total Returns (%)

January 2004-December 2012
Highest Quarter	Lowest Quarter
23.77 (4/09-6/09)	-23.68 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns Institutional Shares GLOBAL EQUITY PORTFOLIO	One Year	Five Year	Since Inception	Inception Date
Institutional Class	18.24%	1.07%	6.62%	Dec 24, 2003
Institutional Class Return After Taxes on Distributions	17.76%	0.65%	6.12%	Dec 24, 2003
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	12.23%	0.76%	5.65%	Dec 24, 2003
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	15.83%	(1.18%)	5.20%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Shares | GLOBAL EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Global Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Global Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Equity Portfolio’s performance. During the most recent fiscal year, the Global Equity Portfolio’s portfolio turnover rate was 4% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the Global Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Global Equity Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in domestic and international equity securities. In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Global Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks.

As of February 28, 2013, the Global Equity Portfolio invests in domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs. The Global Equity Portfolio also purchases international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the Global Equity Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocation to Underlying Funds or may add or remove Underlying Funds without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Global Equity Portfolio.

		Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Also the Underlying Funds may lend their portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the Global Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Global Equity Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Global Equity Portfolio or any Underlying Fund will be achieved. When the Global Equity Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the Global Equity Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Other risks of the Underlying Funds are described in the Global Equity Portfolio’s Prospectus in the section entitled “Additional Risks of the Underlying Funds.”
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Global Equity Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Global Equity Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the Global Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Global Equity Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Global Equity Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Global Equity Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2004-December 2012
Highest Quarter	Lowest Quarter
23.77 (4/09-6/09)	-23.68 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Global Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Global Equity Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Shares | GLOBAL EQUITY PORTFOLIO | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.30% [1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.33%
1 Year	rr_ExpenseExampleYear01	34
3 Years	rr_ExpenseExampleYear03	171
5 Years	rr_ExpenseExampleYear05	321
10 Years	rr_ExpenseExampleYear10	758
2004	rr_AnnualReturn2004	19.00%
2005	rr_AnnualReturn2005	10.95%
2006	rr_AnnualReturn2006	20.47%
2007	rr_AnnualReturn2007	4.41%
2008	rr_AnnualReturn2008	(39.99%)
2009	rr_AnnualReturn2009	34.51%
2010	rr_AnnualReturn2010	19.35%
2011	rr_AnnualReturn2011	(7.41%)
2012	rr_AnnualReturn2012	18.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.68%)
One Year	rr_AverageAnnualReturnYear01	18.24%
Five Year	rr_AverageAnnualReturnYear05	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003
Institutional Shares | GLOBAL EQUITY PORTFOLIO | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.76%
Five Year	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003
Institutional Shares | GLOBAL EQUITY PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.23%
Five Year	rr_AverageAnnualReturnYear05	0.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003
Institutional Shares | GLOBAL EQUITY PORTFOLIO | MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Five Year	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%

[1]	Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Institutional Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO
Global Allocation 60/40 Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Global Allocation 60/40 Portfolio (formerly, the Global 60/40 Portfolio) (the “60/40 Portfolio”) is to seek total return consisting of capital appreciation and current income.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the 60/40 Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Institutional Shares GLOBAL ALLOCATION 60/40 PORTFOLIO Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares GLOBAL ALLOCATION 60/40 PORTFOLIO Institutional Class
Management Fee		0.25%
Other Expenses		0.01%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[1]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.30%
[1]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Example
This Example is meant to help you compare the cost of investing in the 60/40 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the 60/40 Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares GLOBAL ALLOCATION 60/40 PORTFOLIO Institutional Class	31	147	273	643

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 60/40 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 60/40 Portfolio’s performance. During the most recent fiscal year, the 60/40 Portfolio’s portfolio turnover rate was 27% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the 60/40 Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the 60/40 Portfolio’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 60/40 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2013, the 60/40 Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Certain fixed income Underlying Funds in which the 60/40 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 60/40 Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund and may adjust allocations to Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.
PRINCIPAL RISKS
Fund of Funds Risk: The investment performance of the 60/40 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 60/40 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 60/40 Portfolio or any Underlying Fund will be achieved. When the 60/40 Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 60/40 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Other risks of the Underlying Funds are described in the 60/40 Portfolio’s Prospectus in the section entitled “Additional Risks of the Underlying Funds.”
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the 60/40 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the 60/40 Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The 60/40 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the 60/40 Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the 60/40 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the 60/40 Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Global Allocation 60/40 Portfolio Institutional Class Shares Total Returns (%)

January 2004-December 2012
Highest Quarter	Lowest Quarter
15.94 (4/09-6/09)	-14.01 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns Institutional Shares GLOBAL ALLOCATION 60/40 PORTFOLIO		One Year	Five Year	Since Inception	Inception Date
Institutional Class		13.05%	3.24%	5.97%	Dec 24, 2003
Institutional Class Return After Taxes on Distributions		12.44%	2.68%	5.34%	Dec 24, 2003
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares		8.70%	2.49%	4.91%	Dec 24, 2003
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)		15.83%	(1.18%)	5.20%
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)		1.36%	2.34%	2.98%
Global 60/40 Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes on sales)	[1]	10.03%	0.78%	4.59%
[1]	The Global 60/40 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Allocation 60/40 Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Allocation 60/40 Portfolio (formerly, the Global 60/40 Portfolio) (the “60/40 Portfolio”) is to seek total return consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the 60/40 Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 60/40 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 60/40 Portfolio’s performance. During the most recent fiscal year, the 60/40 Portfolio’s portfolio turnover rate was 27% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the 60/40 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the 60/40 Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the 60/40 Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the 60/40 Portfolio’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 60/40 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2013, the 60/40 Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic and foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities. Certain fixed income Underlying Funds in which the 60/40 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 60/40 Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund and may adjust allocations to Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

		Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the 60/40 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 60/40 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 60/40 Portfolio or any Underlying Fund will be achieved. When the 60/40 Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 60/40 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Other risks of the Underlying Funds are described in the 60/40 Portfolio’s Prospectus in the section entitled “Additional Risks of the Underlying Funds.”
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the 60/40 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the 60/40 Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The 60/40 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the 60/40 Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the 60/40 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the 60/40 Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the 60/40 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the 60/40 Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The 60/40 Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Global Allocation 60/40 Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2004-December 2012
Highest Quarter	Lowest Quarter
15.94 (4/09-6/09)	-14.01 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the 60/40 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the 60/40 Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.30%
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	147
5 Years	rr_ExpenseExampleYear05	273
10 Years	rr_ExpenseExampleYear10	643
2004	rr_AnnualReturn2004	11.06%
2005	rr_AnnualReturn2005	7.20%
2006	rr_AnnualReturn2006	13.88%
2007	rr_AnnualReturn2007	4.92%
2008	rr_AnnualReturn2008	(25.74%)
2009	rr_AnnualReturn2009	25.52%
2010	rr_AnnualReturn2010	13.74%
2011	rr_AnnualReturn2011	(2.16%)
2012	rr_AnnualReturn2012	13.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.01%)
One Year	rr_AverageAnnualReturnYear01	13.05%
Five Year	rr_AverageAnnualReturnYear05	3.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003
Institutional Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.44%
Five Year	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003
Institutional Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.70%
Five Year	rr_AverageAnnualReturnYear05	2.49%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003
Institutional Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Five Year	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Institutional Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.36%
Five Year	rr_AverageAnnualReturnYear05	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Institutional Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | Global 60/40 Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.03%	[2]
Five Year	rr_AverageAnnualReturnYear05	0.78%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%	[2]

[1]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.
[2]	The Global 60/40 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Institutional Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO
Global Allocation 25/75 Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Global Allocation 25/75 Portfolio (formerly, the Global 25/75 Portfolio) (the “25/75 Portfolio”) is to seek total return consistent with current income and preservation of capital with some capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the 25/75 Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Institutional Shares GLOBAL ALLOCATION 25/75 PORTFOLIO Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares GLOBAL ALLOCATION 25/75 PORTFOLIO Institutional Class
Management Fee		0.20%
Other Expenses		0.03%
Acquired Fund Fees and Expenses		0.22%
Total Annual Fund Operating Expenses		0.45%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[1]	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.28%
[1]	Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Example
This Example is meant to help you compare the cost of investing in the 25/75 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the 25/75 Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares GLOBAL ALLOCATION 25/75 PORTFOLIO Institutional Class	29	127	235	550

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 25/75 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 25/75 Portfolio’s performance. During the most recent fiscal year, the 25/75 Portfolio’s portfolio turnover rate was 44% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the 25/75 Portfolio under normal market circumstances, allocates the majority of its assets to fixed income underlying funds, but the Portfolio also invests a small portion of its assets to domestic and international equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to domestic and international equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 25/75 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2013, the 25/75 Portfolio invests in: (1) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities; (2) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; and (3) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. Certain fixed income Underlying Funds in which the 25/75 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 25/75 Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.
PRINCIPAL RISKS
Fund of Funds Risk: The investment performance of the 25/75 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 25/75 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

There can be no assurance that the investment objective of the 25/75 Portfolio or any Underlying Fund will be achieved. When the 25/75 Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 25/75 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other asset, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Other risks of the Underlying Funds are described in the 25/75 Portfolio’s prospectus in the section entitled “Additional Risks of the Underlying Funds.”
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the 25/75 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the 25/75 Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The 25/75 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the 25/75 Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the 25/75 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the 25/75 Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Global Allocation 25/75 Portfolio Institutional Class Shares Total Returns (%)

January 2004-December 2012
Highest Quarter	Lowest Quarter
7.36 (4/09-6/09)	-4.20 (7/11-9/11)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns Institutional Shares GLOBAL ALLOCATION 25/75 PORTFOLIO		One Year	Five Year	Since Inception	Inception Date
Institutional Class		7.00%	4.10%	4.84%	Dec 24, 2003
Institutional Class Return After Taxes on Distributions		6.43%	3.36%	4.07%	Dec 24, 2003
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares		4.64%	3.12%	3.78%	Dec 24, 2003
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)		15.83%	(1.18%)	5.20%
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)		1.36%	2.34%	2.98%
Global 25/75 Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes on sales)	[1]	4.96%	1.89%	3.78%
[1]	The Global 25/75 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Institutional Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Allocation 25/75 Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Allocation 25/75 Portfolio (formerly, the Global 25/75 Portfolio) (the “25/75 Portfolio”) is to seek total return consistent with current income and preservation of capital with some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the 25/75 Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 25/75 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 25/75 Portfolio’s performance. During the most recent fiscal year, the 25/75 Portfolio’s portfolio turnover rate was 44% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the 25/75 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the 25/75 Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the 25/75 Portfolio under normal market circumstances, allocates the majority of its assets to fixed income underlying funds, but the Portfolio also invests a small portion of its assets to domestic and international equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to domestic and international equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 25/75 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2013, the 25/75 Portfolio invests in: (1) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, obligations of supranational organizations and inflation-protected securities; (2) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; and (3) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. Certain fixed income Underlying Funds in which the 25/75 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 25/75 Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

		Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the 25/75 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 25/75 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

There can be no assurance that the investment objective of the 25/75 Portfolio or any Underlying Fund will be achieved. When the 25/75 Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 25/75 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other asset, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Other risks of the Underlying Funds are described in the 25/75 Portfolio’s prospectus in the section entitled “Additional Risks of the Underlying Funds.”
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the 25/75 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the 25/75 Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The 25/75 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the 25/75 Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the 25/75 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the 25/75 Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the 25/75 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the 25/75 Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The 25/75 Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Global Allocation 25/75 Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2004-December 2012
Highest Quarter	Lowest Quarter
7.36 (4/09-6/09)	-4.20 (7/11-9/11)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the 25/75 Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the 25/75 Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.28%
1 Year	rr_ExpenseExampleYear01	29
3 Years	rr_ExpenseExampleYear03	127
5 Years	rr_ExpenseExampleYear05	235
10 Years	rr_ExpenseExampleYear10	550
2004	rr_AnnualReturn2004	5.62%
2005	rr_AnnualReturn2005	3.99%
2006	rr_AnnualReturn2006	8.02%
2007	rr_AnnualReturn2007	5.21%
2008	rr_AnnualReturn2008	(8.70%)
2009	rr_AnnualReturn2009	13.88%
2010	rr_AnnualReturn2010	8.12%
2011	rr_AnnualReturn2011	1.63%
2012	rr_AnnualReturn2012	7.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.20%)
One Year	rr_AverageAnnualReturnYear01	7.00%
Five Year	rr_AverageAnnualReturnYear05	4.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003
Institutional Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.43%
Five Year	rr_AverageAnnualReturnYear05	3.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003
Institutional Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.64%
Five Year	rr_AverageAnnualReturnYear05	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003
Institutional Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Five Year	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Institutional Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.36%
Five Year	rr_AverageAnnualReturnYear05	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Institutional Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | Global 25/75 Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.96%	[2]
Five Year	rr_AverageAnnualReturnYear05	1.89%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%	[2]

[1]	Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.
[2]	The Global 25/75 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

THE U.S. LARGE CAP VALUE PORTFOLIO II
U.S. Large Cap Value Portfolio II
INVESTMENT OBJECTIVE
The investment objective of the U.S. Large Cap Value Portfolio II (the “U.S. Portfolio”) is to achieve long-term capital appreciation. The U.S. Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Series”) of The DFA Investment Trust Company (the “Trust’’), which has the same investment objective and policies as the U.S. Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)		THE U.S. LARGE CAP VALUE PORTFOLIO II The U.S. Large Cap Value Portfolio II
Shareholder Fees (fees paid directly from your investment)	[1]	none
[1]	Shares of the U.S. Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		THE U.S. LARGE CAP VALUE PORTFOLIO II The U.S. Large Cap Value Portfolio II
Management Fee	[1]	0.11%
Other Expenses	[1]	0.06%
Total Annual Fund Operating Expenses	[1]	0.17%
[1]	The "Management Fee" includes an investment management fee payable by the U.S. Series and an administration fee payable by the U.S. Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the U.S. Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the U.S. Series.

Example
This Example is meant to help you compare the cost of investing in the U.S. Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THE U.S. LARGE CAP VALUE PORTFOLIO II The U.S. Large Cap Value Portfolio II	17	55	96	217

The Example reflects the aggregate estimated annual operating expenses of the U.S. Portfolio and the Portfolio’s portion of the expenses of the U.S. Series.
Portfolio Turnover
The U.S. Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Portfolio’s performance. During the most recent fiscal year, the U.S. Series’ portfolio turnover rate was 10% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Series. The U.S. Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2012, the market capitalization of a large cap company was $2,810 million or above. This dollar amount will change due to market conditions.

The U.S. Series and the U.S. Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Series that owns them, and, in turn, the U.S. Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Series and U.S. Portfolio use derivatives, each will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the U.S. Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the U.S. Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
U.S. Large Cap Value Portfolio II Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
23.65 (4/09-6/09)	-27.87 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns THE U.S. LARGE CAP VALUE PORTFOLIO II	One Year	Five Years	Ten Years
The U.S. Large Cap Value Portfolio II	22.22%	1.93%	8.52%
The U.S. Large Cap Value Portfolio II Return After Taxes on Distributions	21.80%	0.05%	7.26%
The U.S. Large Cap Value Portfolio II Return After Taxes on Distributions and Sale of Portfolio Shares	14.87%	0.94%	7.11%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
THE U.S. LARGE CAP VALUE PORTFOLIO II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Large Cap Value Portfolio II
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Large Cap Value Portfolio II (the “U.S. Portfolio”) is to achieve long-term capital appreciation. The U.S. Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Series”) of The DFA Investment Trust Company (the “Trust’’), which has the same investment objective and policies as the U.S. Portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The U.S. Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Portfolio’s performance. During the most recent fiscal year, the U.S. Series’ portfolio turnover rate was 10% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” includes an investment management fee payable by the U.S. Series and an administration fee payable by the U.S. Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the U.S. Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the U.S. Series.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the U.S. Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the U.S. Portfolio and the Portfolio’s portion of the expenses of the U.S. Series.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Series. The U.S. Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2012, the market capitalization of a large cap company was $2,810 million or above. This dollar amount will change due to market conditions.

The U.S. Series and the U.S. Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

		The U.S. Series may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Series that owns them, and, in turn, the U.S. Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Series and U.S. Portfolio use derivatives, each will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the U.S. Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the U.S. Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the U.S. Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The U.S. Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Large Cap Value Portfolio II Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
23.65 (4/09-6/09)	-27.87 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the U.S. Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
THE U.S. LARGE CAP VALUE PORTFOLIO II | The U.S. Large Cap Value Portfolio II
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.11%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%	[2]
1 Year	rr_ExpenseExampleYear01	17
3 Years	rr_ExpenseExampleYear03	55
5 Years	rr_ExpenseExampleYear05	96
10 Years	rr_ExpenseExampleYear10	217
2003	rr_AnnualReturn2003	34.48%
2004	rr_AnnualReturn2004	18.36%
2005	rr_AnnualReturn2005	10.36%
2006	rr_AnnualReturn2006	20.37%
2007	rr_AnnualReturn2007	(2.65%)
2008	rr_AnnualReturn2008	(40.75%)
2009	rr_AnnualReturn2009	30.37%
2010	rr_AnnualReturn2010	20.21%
2011	rr_AnnualReturn2011	(3.04%)
2012	rr_AnnualReturn2012	22.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.87%)
One Year	rr_AverageAnnualReturnYear01	22.22%
Five Years	rr_AverageAnnualReturnYear05	1.93%
Ten Years	rr_AverageAnnualReturnYear10	8.52%
THE U.S. LARGE CAP VALUE PORTFOLIO II | Return After Taxes on Distributions | The U.S. Large Cap Value Portfolio II
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.80%
Five Years	rr_AverageAnnualReturnYear05	0.05%
Ten Years	rr_AverageAnnualReturnYear10	7.26%
THE U.S. LARGE CAP VALUE PORTFOLIO II | Return After Taxes on Distributions and Sale of Portfolio Shares | The U.S. Large Cap Value Portfolio II
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.87%
Five Years	rr_AverageAnnualReturnYear05	0.94%
Ten Years	rr_AverageAnnualReturnYear10	7.11%
THE U.S. LARGE CAP VALUE PORTFOLIO II | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.51%
Five Years	rr_AverageAnnualReturnYear05	0.59%
Ten Years	rr_AverageAnnualReturnYear10	7.38%

[1]	Shares of the U.S. Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.
[2]	The "Management Fee" includes an investment management fee payable by the U.S. Series and an administration fee payable by the U.S. Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the U.S. Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the U.S. Series.

DFA INTERNATIONAL VALUE PORTFOLIO II
DFA International Value Portfolio II
INVESTMENT OBJECTIVE
The investment objective of the DFA International Value Portfolio II (the “International Portfolio”) is to achieve long-term capital appreciation. The International Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the International Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)		DFA INTERNATIONAL VALUE PORTFOLIO II DFA International Value Portfolio II
Shareholder Fees (fees paid directly from your investment)	[1]	none
[1]	Shares of the International Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DFA INTERNATIONAL VALUE PORTFOLIO II DFA International Value Portfolio II
Management Fee	[1]	0.21%
Other Expenses	[1]	0.09%
Total Annual Fund Operating Expenses	[1]	0.30%
[1]	The "Management Fee" includes an investment management fee payable by the International Series and an administration fee payable by the International Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the International Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the International Series.

Example
This Example is meant to help you compare the cost of investing in the International Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DFA INTERNATIONAL VALUE PORTFOLIO II DFA International Value Portfolio II	31	97	169	381

The Example reflects the aggregate estimated annual operating expenses of the International Portfolio and the Portfolio’s portion of the expenses of the International Series.
Portfolio Turnover
The International Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Portfolio’s performance. During the most recent fiscal year, the International Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The International Portfolio invests substantially all of its assets in the International Series. The International Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2012, for the International Series, the lowest minimum market capitalization of a large company in any country or region in which the International Series invests was $1,378 million. This threshold will change due to market conditions.

The International Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Series and the International Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The International Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Series that owns them, and, in turn, the International Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Series and the International Portfolio use derivatives, each will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Series may lose money and there may be a delay in recovering the loaned securities. The International Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the International Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the International Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
DFA International Value Portfolio II Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
34.07 (4/09-6/09)	-24.30 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns DFA INTERNATIONAL VALUE PORTFOLIO II	One Year	Five Years	Ten Years
DFA International Value Portfolio II	16.79%	(4.19%)	10.35%
DFA International Value Portfolio II Return After Taxes on Distributions	14.69%	(7.22%)	8.16%
DFA International Value Portfolio II Return After Taxes on Distributions and Sale of Portfolio Shares	12.97%	(4.31%)	8.61%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	16.41%	(3.43%)	8.60%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
DFA INTERNATIONAL VALUE PORTFOLIO II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA International Value Portfolio II
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the DFA International Value Portfolio II (the “International Portfolio”) is to achieve long-term capital appreciation. The International Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the International Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The International Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Portfolio’s performance. During the most recent fiscal year, the International Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” includes an investment management fee payable by the International Series and an administration fee payable by the International Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the International Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the International Series.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the International Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the International Portfolio and the Portfolio’s portion of the expenses of the International Series.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The International Portfolio invests substantially all of its assets in the International Series. The International Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2012, for the International Series, the lowest minimum market capitalization of a large company in any country or region in which the International Series invests was $1,378 million. This threshold will change due to market conditions.

The International Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Series and the International Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

		The International Series may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Series that owns them, and, in turn, the International Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Series and the International Portfolio use derivatives, each will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Series may lose money and there may be a delay in recovering the loaned securities. The International Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the International Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the International Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the International Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The International Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA International Value Portfolio II Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
34.07 (4/09-6/09)	-24.30 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the International Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
DFA INTERNATIONAL VALUE PORTFOLIO II | DFA International Value Portfolio II
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.21%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%	[2]
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	381
2003	rr_AnnualReturn2003	50.02%
2004	rr_AnnualReturn2004	28.95%
2005	rr_AnnualReturn2005	15.46%
2006	rr_AnnualReturn2006	34.42%
2007	rr_AnnualReturn2007	10.48%
2008	rr_AnnualReturn2008	(46.21%)
2009	rr_AnnualReturn2009	39.53%
2010	rr_AnnualReturn2010	10.63%
2011	rr_AnnualReturn2011	(16.77%)
2012	rr_AnnualReturn2012	16.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.30%)
One Year	rr_AverageAnnualReturnYear01	16.79%
Five Years	rr_AverageAnnualReturnYear05	(4.19%)
Ten Years	rr_AverageAnnualReturnYear10	10.35%
DFA INTERNATIONAL VALUE PORTFOLIO II | Return After Taxes on Distributions | DFA International Value Portfolio II
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.69%
Five Years	rr_AverageAnnualReturnYear05	(7.22%)
Ten Years	rr_AverageAnnualReturnYear10	8.16%
DFA INTERNATIONAL VALUE PORTFOLIO II | Return After Taxes on Distributions and Sale of Portfolio Shares | DFA International Value Portfolio II
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.97%
Five Years	rr_AverageAnnualReturnYear05	(4.31%)
Ten Years	rr_AverageAnnualReturnYear10	8.61%
DFA INTERNATIONAL VALUE PORTFOLIO II | MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.41%
Five Years	rr_AverageAnnualReturnYear05	(3.43%)
Ten Years	rr_AverageAnnualReturnYear10	8.60%

[1]	Shares of the International Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.
[2]	The "Management Fee" includes an investment management fee payable by the International Series and an administration fee payable by the International Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the International Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the International Series.

DFA INTERNATIONAL VALUE PORTFOLIO III
DFA International Value Portfolio III
INVESTMENT OBJECTIVE
The investment objective of the DFA International Value Portfolio III (the “International Value Portfolio”) is to achieve long-term capital appreciation. The International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the International Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	DFA INTERNATIONAL VALUE PORTFOLIO III DFA International Value Portfolio III
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DFA INTERNATIONAL VALUE PORTFOLIO III DFA International Value Portfolio III
Management Fee	[1]	0.21%
Other Expenses	[1]	0.05%
Total Annual Fund Operating Expenses	[1]	0.26%
[1]	The "Management Fee" includes an investment management fee payable by the International Value Series and an administration fee payable by the International Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the International Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the DFA International Value Series.

Example
This Example is meant to help you compare the cost of investing in the International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DFA INTERNATIONAL VALUE PORTFOLIO III DFA International Value Portfolio III	27	84	146	331

The Example reflects the aggregate estimated annual operating expenses of the International Value Portfolio and the Portfolio’s portion of the expenses of the International Value Series.
Portfolio Turnover
The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2012, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was $1,378 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The International Value Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and, in turn, the International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Value Series and the International Value Portfolio use derivatives, the International Value Series and the International Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
DFA International Value Portfolio III Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
34.03 (4/09-6/09)	-24.34 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns DFA INTERNATIONAL VALUE PORTFOLIO III	One Year	Five Years	Ten Years
DFA International Value Portfolio III	16.81%	(4.14%)	10.39%
DFA International Value Portfolio III Return After Taxes on Distributions	15.65%	(4.86%)	9.51%
DFA International Value Portfolio III Return After Taxes on Distributions and Sale of Portfolio Shares	11.88%	(3.67%)	9.01%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	16.41%	(3.43%)	8.60%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
DFA INTERNATIONAL VALUE PORTFOLIO III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA International Value Portfolio III
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the DFA International Value Portfolio III (the “International Value Portfolio”) is to achieve long-term capital appreciation. The International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the International Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” includes an investment management fee payable by the International Value Series and an administration fee payable by the International Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the International Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the DFA International Value Series.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the International Value Portfolio and the Portfolio’s portion of the expenses of the International Value Series.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2012, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was $1,378 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

		The International Value Series may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and, in turn, the International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Value Series and the International Value Portfolio use derivatives, the International Value Series and the International Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The International Value Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA International Value Portfolio III Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
34.03 (4/09-6/09)	-24.34 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
DFA INTERNATIONAL VALUE PORTFOLIO III | DFA International Value Portfolio III
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.21%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[1]
1 Year	rr_ExpenseExampleYear01	27
3 Years	rr_ExpenseExampleYear03	84
5 Years	rr_ExpenseExampleYear05	146
10 Years	rr_ExpenseExampleYear10	331
2003	rr_AnnualReturn2003	50.23%
2004	rr_AnnualReturn2004	28.94%
2005	rr_AnnualReturn2005	15.47%
2006	rr_AnnualReturn2006	34.47%
2007	rr_AnnualReturn2007	10.41%
2008	rr_AnnualReturn2008	(46.21%)
2009	rr_AnnualReturn2009	39.63%
2010	rr_AnnualReturn2010	10.76%
2011	rr_AnnualReturn2011	(16.69%)
2012	rr_AnnualReturn2012	16.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.34%)
One Year	rr_AverageAnnualReturnYear01	16.81%
Five Years	rr_AverageAnnualReturnYear05	(4.14%)
Ten Years	rr_AverageAnnualReturnYear10	10.39%
DFA INTERNATIONAL VALUE PORTFOLIO III | Return After Taxes on Distributions | DFA International Value Portfolio III
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.65%
Five Years	rr_AverageAnnualReturnYear05	(4.86%)
Ten Years	rr_AverageAnnualReturnYear10	9.51%
DFA INTERNATIONAL VALUE PORTFOLIO III | Return After Taxes on Distributions and Sale of Portfolio Shares | DFA International Value Portfolio III
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.88%
Five Years	rr_AverageAnnualReturnYear05	(3.67%)
Ten Years	rr_AverageAnnualReturnYear10	9.01%
DFA INTERNATIONAL VALUE PORTFOLIO III | MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.41%
Five Years	rr_AverageAnnualReturnYear05	(3.43%)
Ten Years	rr_AverageAnnualReturnYear10	8.60%

[1]	The "Management Fee" includes an investment management fee payable by the International Value Series and an administration fee payable by the International Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the International Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the DFA International Value Series.

U.S. LARGE CAP VALUE PORTFOLIO III
U.S. Large Cap Value Portfolio III
INVESTMENT OBJECTIVE
The investment objective of the U.S. Large Cap Value Portfolio III (the “U.S. Value Portfolio”) is to achieve long-term capital appreciation. The U.S. Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the U.S. Value Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	U.S. LARGE CAP VALUE PORTFOLIO III U.S. Large Cap Value Portfolio III
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		U.S. LARGE CAP VALUE PORTFOLIO III U.S. Large Cap Value Portfolio III
Management Fee	[1]	0.11%
Other Expenses	[1]	0.03%
Total Annual Fund Operating Expenses	[1]	0.14%
[1]	The “Management Fee” includes an investment management fee payable by the U.S. Value Series and an administration fee payable by the U.S. Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the U.S. Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the U.S. Value Series.

Example
This Example is meant to help you compare the cost of investing in the U.S. Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. LARGE CAP VALUE PORTFOLIO III U.S. Large Cap Value Portfolio III	14	45	79	179

The Example reflects the aggregate estimated annual operating expenses of the U.S. Value Portfolio and the Portfolio’s portion of the expenses of the U.S. Value Series.
Portfolio Turnover
The U.S. Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Value Portfolio’s performance. During the most recent fiscal year, the U.S. Value Series’ portfolio turnover rate was 10% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Value Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Value Series. The U.S. Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2012, the market capitalization of a large cap company was $2,810 million or above. This dollar amount will change due to market conditions.

The U.S. Value Series and the U.S. Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Value Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Value Series that owns them, and, in turn, the U.S. Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Value Series and U.S. Value Portfolio use derivatives, the U.S. Value Series and U.S. Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in a value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the U.S. Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the U.S. Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
U.S. Large Cap Value Portfolio III Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
23.56 (4/09-6/09)	-27.85 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns U.S. LARGE CAP VALUE PORTFOLIO III	One Year	Five Years	Ten Years
U.S. Large Cap Value Portfolio III	22.17%	1.96%	8.55%
U.S. Large Cap Value Portfolio III Return After Taxes on Distributions	21.47%	1.58%	8.09%
U.S. Large Cap Value Portfolio III Return After Taxes on Distributions and Sale of Portfolio Shares	14.84%	1.55%	7.47%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	0.59%	7.38%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
U.S. LARGE CAP VALUE PORTFOLIO III
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Large Cap Value Portfolio III
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Large Cap Value Portfolio III (the “U.S. Value Portfolio”) is to achieve long-term capital appreciation. The U.S. Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The U.S. Large Cap Value Series (the “U.S. Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the U.S. Value Portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The U.S. Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Value Portfolio’s performance. During the most recent fiscal year, the U.S. Value Series’ portfolio turnover rate was 10% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” includes an investment management fee payable by the U.S. Value Series and an administration fee payable by the U.S. Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the U.S. Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the U.S. Value Series.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the U.S. Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the U.S. Value Portfolio and the Portfolio’s portion of the expenses of the U.S. Value Series.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Value Portfolio pursues its investment objective by investing substantially all of its assets in the U.S. Value Series. The U.S. Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the U.S. Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the U.S. Value Series, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2012, the market capitalization of a large cap company was $2,810 million or above. This dollar amount will change due to market conditions.

The U.S. Value Series and the U.S. Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

		The U.S. Value Series may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Value Series that owns them, and, in turn, the U.S. Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Value Series and U.S. Value Portfolio use derivatives, the U.S. Value Series and U.S. Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in a value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Value Series may lose money and there may be a delay in recovering the loaned securities. The U.S. Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the U.S. Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the U.S. Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the U.S. Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The U.S. Value Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Large Cap Value Portfolio III Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
23.56 (4/09-6/09)	-27.85 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the U.S. Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
U.S. LARGE CAP VALUE PORTFOLIO III | U.S. Large Cap Value Portfolio III
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.11%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%	[1]
1 Year	rr_ExpenseExampleYear01	14
3 Years	rr_ExpenseExampleYear03	45
5 Years	rr_ExpenseExampleYear05	79
10 Years	rr_ExpenseExampleYear10	179
2003	rr_AnnualReturn2003	34.56%
2004	rr_AnnualReturn2004	18.39%
2005	rr_AnnualReturn2005	10.37%
2006	rr_AnnualReturn2006	20.34%
2007	rr_AnnualReturn2007	(2.61%)
2008	rr_AnnualReturn2008	(40.75%)
2009	rr_AnnualReturn2009	30.43%
2010	rr_AnnualReturn2010	20.37%
2011	rr_AnnualReturn2011	(3.06%)
2012	rr_AnnualReturn2012	22.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.85%)
One Year	rr_AverageAnnualReturnYear01	22.17%
Five Years	rr_AverageAnnualReturnYear05	1.96%
Ten Years	rr_AverageAnnualReturnYear10	8.55%
U.S. LARGE CAP VALUE PORTFOLIO III | Return After Taxes on Distributions | U.S. Large Cap Value Portfolio III
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.47%
Five Years	rr_AverageAnnualReturnYear05	1.58%
Ten Years	rr_AverageAnnualReturnYear10	8.09%
U.S. LARGE CAP VALUE PORTFOLIO III | Return After Taxes on Distributions and Sale of Portfolio Shares | U.S. Large Cap Value Portfolio III
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.84%
Five Years	rr_AverageAnnualReturnYear05	1.55%
Ten Years	rr_AverageAnnualReturnYear10	7.47%
U.S. LARGE CAP VALUE PORTFOLIO III | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.51%
Five Years	rr_AverageAnnualReturnYear05	0.59%
Ten Years	rr_AverageAnnualReturnYear10	7.38%

[1]	The “Management Fee” includes an investment management fee payable by the U.S. Value Series and an administration fee payable by the U.S. Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the U.S. Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the U.S. Value Series.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
Tax-Managed U.S. Marketwide Value Portfolio II
INVESTMENT OBJECTIVE
The investment objective of the Tax-Managed U.S. Marketwide Value Portfolio II (the “Tax-Managed Value Portfolio”) is to achieve long-term capital appreciation. The Tax-Managed Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Tax-Managed Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II Tax-Managed U.S. Marketwide Value Portfolio II
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II Tax-Managed U.S. Marketwide Value Portfolio II
Management Fee	[1]	0.20%
Other Expenses	[1]	0.03%
Total Annual Fund Operating Expenses	[1]	0.23%
[1]	The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Tax-Managed Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Tax-Managed Value Series.

Example
This Example is meant to help you compare the cost of investing in the Tax-Managed Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II Tax-Managed U.S. Marketwide Value Portfolio II	24	74	130	293

The Example reflects the aggregate estimated annual operating expenses of the Tax-Managed Value Portfolio and the Portfolio’s portion of the expenses of the Tax-Managed Value Series.
Portfolio Turnover
The Tax-Managed Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tax-Managed Value Portfolio’s performance. During the most recent fiscal year, the Tax-Managed Value Series’ portfolio turnover rate was 10% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Tax-Managed Value Portfolio pursues its investment objective by investing substantially all of its assets in the Tax-Managed Value Series. The Tax-Managed Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of securities of U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. company, the greater its representation in the Tax-Managed Value Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. The Advisor also may fix or limit the Tax-Managed Value Series’ exposure to a particular issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Tax-Managed Value Series will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for purchase by Tax-Managed Value Series securities of companies whose market capitalizations generally fall within the range of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor.

The Tax-Managed Value Series and the Tax-Managed Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Tax-Managed Value Series may lend its portfolio securities to generate additional income.

The Advisor’s tax management strategies for the Tax-Managed Value Series are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Tax-Managed Value Series with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Tax-Managed Value Series that owns them, and, in turn, the Tax-Managed Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax Management Strategy Risk: The tax-management strategies may alter investment decisions and affect the portfolio holdings, when compared to those of non-tax-managed mutual funds. The Advisor anticipates that performance of the Tax-Managed Value Portfolio may deviate from that of non-tax-managed mutual funds.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Tax-Managed Value Series and the Tax-Managed Value Portfolio use derivatives, the Tax-Managed Value Series and the Tax-Managed Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Tax-Managed Value Series may lose money and there may be a delay in recovering the loaned securities. The Tax-Managed Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the Tax-Managed Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Tax-Managed Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Tax-Managed Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Tax-Managed U.S. Marketwide Value Portfolio II Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
24.26 (4/09-6/09)	-27.66 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II	One Year	Five Years	Ten Years
Tax-Managed U.S. Marketwide Value Portfolio II	22.41%	2.13%	9.13%
Tax-Managed U.S. Marketwide Value Portfolio II Return After Taxes on Distributions	22.05%	1.81%	8.78%
Tax-Managed U.S. Marketwide Value Portfolio II Return After Taxes on Distributions and Sale of Portfolio Shares	15.01%	1.73%	8.05%
Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)	17.55%	0.83%	7.53%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tax-Managed U.S. Marketwide Value Portfolio II
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Tax-Managed U.S. Marketwide Value Portfolio II (the “Tax-Managed Value Portfolio”) is to achieve long-term capital appreciation. The Tax-Managed Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Tax-Managed Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Tax-Managed Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tax-Managed Value Portfolio’s performance. During the most recent fiscal year, the Tax-Managed Value Series’ portfolio turnover rate was 10% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Tax-Managed Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Tax-Managed Value Series.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the Tax-Managed Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the Tax-Managed Value Portfolio and the Portfolio’s portion of the expenses of the Tax-Managed Value Series.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Tax-Managed Value Portfolio pursues its investment objective by investing substantially all of its assets in the Tax-Managed Value Series. The Tax-Managed Value Series, using a market capitalization weighted approach, purchases a broad and diverse group of securities of U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. company, the greater its representation in the Tax-Managed Value Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. The Advisor also may fix or limit the Tax-Managed Value Series’ exposure to a particular issuer. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Tax-Managed Value Series will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for purchase by Tax-Managed Value Series securities of companies whose market capitalizations generally fall within the range of total market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor.

The Tax-Managed Value Series and the Tax-Managed Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Tax-Managed Value Series may lend its portfolio securities to generate additional income.

		The Advisor’s tax management strategies for the Tax-Managed Value Series are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Tax-Managed Value Series with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Tax-Managed Value Series that owns them, and, in turn, the Tax-Managed Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Tax Management Strategy Risk: The tax-management strategies may alter investment decisions and affect the portfolio holdings, when compared to those of non-tax-managed mutual funds. The Advisor anticipates that performance of the Tax-Managed Value Portfolio may deviate from that of non-tax-managed mutual funds.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Tax-Managed Value Series and the Tax-Managed Value Portfolio use derivatives, the Tax-Managed Value Series and the Tax-Managed Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Tax-Managed Value Series may lose money and there may be a delay in recovering the loaned securities. The Tax-Managed Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the Tax-Managed Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Tax-Managed Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the Tax-Managed Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Tax-Managed Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Tax-Managed Value Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Tax-Managed U.S. Marketwide Value Portfolio II Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
24.26 (4/09-6/09)	-27.66 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Tax-Managed Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II | Tax-Managed U.S. Marketwide Value Portfolio II
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%	[1]
1 Year	rr_ExpenseExampleYear01	24
3 Years	rr_ExpenseExampleYear03	74
5 Years	rr_ExpenseExampleYear05	130
10 Years	rr_ExpenseExampleYear10	293
2003	rr_AnnualReturn2003	37.13%
2004	rr_AnnualReturn2004	18.25%
2005	rr_AnnualReturn2005	13.30%
2006	rr_AnnualReturn2006	19.38%
2007	rr_AnnualReturn2007	(1.67%)
2008	rr_AnnualReturn2008	(41.46%)
2009	rr_AnnualReturn2009	31.19%
2010	rr_AnnualReturn2010	21.71%
2011	rr_AnnualReturn2011	(2.89%)
2012	rr_AnnualReturn2012	22.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.66%)
One Year	rr_AverageAnnualReturnYear01	22.41%
Five Years	rr_AverageAnnualReturnYear05	2.13%
Ten Years	rr_AverageAnnualReturnYear10	9.13%
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II | Return After Taxes on Distributions | Tax-Managed U.S. Marketwide Value Portfolio II
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	22.05%
Five Years	rr_AverageAnnualReturnYear05	1.81%
Ten Years	rr_AverageAnnualReturnYear10	8.78%
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II | Return After Taxes on Distributions and Sale of Portfolio Shares | Tax-Managed U.S. Marketwide Value Portfolio II
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.01%
Five Years	rr_AverageAnnualReturnYear05	1.73%
Ten Years	rr_AverageAnnualReturnYear10	8.05%
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II | Russell 3000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.55%
Five Years	rr_AverageAnnualReturnYear05	0.83%
Ten Years	rr_AverageAnnualReturnYear10	7.53%

[1]	The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Tax-Managed Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Tax-Managed Value Series.

DFA INTERNATIONAL VALUE PORTFOLIO IV
DFA International Value Portfolio IV
INVESTMENT OBJECTIVE
The investment objective of the DFA International Value Portfolio IV (the “International Value Portfolio”) is to achieve long-term capital appreciation. The International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the International Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	DFA INTERNATIONAL VALUE PORTFOLIO IV DFA International Value Portfolio IV
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DFA INTERNATIONAL VALUE PORTFOLIO IV DFA International Value Portfolio IV
Management Fee	[1]	0.22%
Other Expenses	[1]	0.06%
Total Annual Fund Operating Expenses	[1]	0.28%
[1]	The "Management Fee" includes an investment management fee payable by the International Value Series and an administration fee payable by the International Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the International Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the International Value Series.

Example
This Example is meant to help you compare the cost of investing in the International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DFA INTERNATIONAL VALUE PORTFOLIO IV DFA International Value Portfolio IV	29	90	157	356

The Example reflects the aggregate estimated annual operating expenses of the International Value Portfolio and the Portfolio’s portion of the expenses of the International Value Series.
Portfolio Turnover
The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2012, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was $1,378 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The International Value Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and, in turn, the International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Value Series and the International Value Portfolio use derivatives, the International Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
DFA International Value Portfolio IV Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
33.94 (4/09-6/09)	-24.35 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns DFA INTERNATIONAL VALUE PORTFOLIO IV	One Year	Five Years	Ten Years
DFA International Value Portfolio IV	16.80%	(4.16%)	10.36%
DFA International Value Portfolio IV Return After Taxes on Distributions	15.84%	(5.05%)	9.40%
DFA International Value Portfolio IV Return After Taxes on Distributions and Sale of Portfolio Shares	11.61%	(3.83%)	8.91%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	16.41%	(3.43%)	8.60%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
DFA INTERNATIONAL VALUE PORTFOLIO IV
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA International Value Portfolio IV
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the DFA International Value Portfolio IV (the “International Value Portfolio”) is to achieve long-term capital appreciation. The International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the International Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” includes an investment management fee payable by the International Value Series and an administration fee payable by the International Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the International Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the International Value Series.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the International Value Portfolio and the Portfolio’s portion of the expenses of the International Value Series.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2012, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was $1,378 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

		The International Value Series may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and, in turn, the International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Value Series and the International Value Portfolio use derivatives, the International Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The International Value Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA International Value Portfolio IV Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
33.94 (4/09-6/09)	-24.35 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the International Value Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
DFA INTERNATIONAL VALUE PORTFOLIO IV | DFA International Value Portfolio IV
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.22%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%	[1]
1 Year	rr_ExpenseExampleYear01	29
3 Years	rr_ExpenseExampleYear03	90
5 Years	rr_ExpenseExampleYear05	157
10 Years	rr_ExpenseExampleYear10	356
2003	rr_AnnualReturn2003	50.07%
2004	rr_AnnualReturn2004	28.90%
2005	rr_AnnualReturn2005	15.42%
2006	rr_AnnualReturn2006	34.40%
2007	rr_AnnualReturn2007	10.45%
2008	rr_AnnualReturn2008	(46.20%)
2009	rr_AnnualReturn2009	39.61%
2010	rr_AnnualReturn2010	10.73%
2011	rr_AnnualReturn2011	(16.74%)
2012	rr_AnnualReturn2012	16.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.35%)
One Year	rr_AverageAnnualReturnYear01	16.80%
Five Years	rr_AverageAnnualReturnYear05	(4.16%)
Ten Years	rr_AverageAnnualReturnYear10	10.36%
DFA INTERNATIONAL VALUE PORTFOLIO IV | Return After Taxes on Distributions | DFA International Value Portfolio IV
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.84%
Five Years	rr_AverageAnnualReturnYear05	(5.05%)
Ten Years	rr_AverageAnnualReturnYear10	9.40%
DFA INTERNATIONAL VALUE PORTFOLIO IV | Return After Taxes on Distributions and Sale of Portfolio Shares | DFA International Value Portfolio IV
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.61%
Five Years	rr_AverageAnnualReturnYear05	(3.83%)
Ten Years	rr_AverageAnnualReturnYear10	8.91%
DFA INTERNATIONAL VALUE PORTFOLIO IV | MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.41%
Five Years	rr_AverageAnnualReturnYear05	(3.43%)
Ten Years	rr_AverageAnnualReturnYear10	8.60%

[1]	The "Management Fee" includes an investment management fee payable by the International Value Series and an administration fee payable by the International Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the International Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the International Value Series.

EMERGING MARKETS PORTFOLIO II
Emerging Markets Portfolio II
INVESTMENT OBJECTIVE
The investment objective of the Emerging Markets Portfolio II (the “Emerging Markets Portfolio”) is long-term capital appreciation. The Emerging Markets Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Market Series (the “Emerging Markets Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	EMERGING MARKETS PORTFOLIO II Emerging Markets Portfolio II
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EMERGING MARKETS PORTFOLIO II Emerging Markets Portfolio II
Management Fee	[1]	0.25%
Other Expenses	[1]	0.13%
Total Annual Fund Operating Expenses	[1]	0.38%
[1]	The "Management Fee" includes an investment management fee payable by the Emerging Markets Series and an administration fee payable by the Emerging Markets Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the Emerging Markets Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the Emerging Markets Series.

Example
This Example is meant to help you compare the cost of investing in the Emerging Markets Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
EMERGING MARKETS PORTFOLIO II Emerging Markets Portfolio II	39	122	213	480

The Example reflects the aggregate estimated annual operating expenses of the Emerging Markets Portfolio and the Portfolio’s portion of the expenses of the Emerging Market Series.
Portfolio Turnover
The Emerging Markets Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Series’ portfolio turnover rate was 5% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Emerging Markets Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Series. The Emerging Markets Series purchases a broad market coverage of larger companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development) authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Advisor’s definition of large varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the minimum market capitalization for a large company in that country. For example, as of December 31, 2012, China had a size threshold of $3,180 million, and Hungary had a size threshold of $604 million. These thresholds will change due to market conditions. In addition, the Advisor may adjust the representation in the Emerging Markets Series of an eligible company, or exclude a company, after considering expected profitability relative to other eligible companies. In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in the prospectus as Approved Market securities.

The Emerging Markets Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Series and the Emerging Markets Portfolio each may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Emerging Markets Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Series that owns them, and, in turn, the Emerging Markets Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Series and the Emerging Markets Portfolio use derivatives, the Emerging Markets Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Series may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the Emerging Markets Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Emerging Markets Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Emerging Markets Portfolio II Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
33.21 (4/09-6/09)	-27.75 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns EMERGING MARKETS PORTFOLIO II	One Year	Five Years	Ten Years
Emerging Markets Portfolio II	19.38%	1.12%	17.72%
Emerging Markets Portfolio II Return After Taxes on Distributions	18.98%	0.56%	17.28%
Emerging Markets Portfolio II Return After Taxes on Distributions and Sale of Portfolio Shares	13.06%	0.74%	16.06%
MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	18.22%	(0.92%)	16.52%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
EMERGING MARKETS PORTFOLIO II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Portfolio II
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Emerging Markets Portfolio II (the “Emerging Markets Portfolio”) is long-term capital appreciation. The Emerging Markets Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The Emerging Market Series (the “Emerging Markets Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Emerging Markets Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Emerging Markets Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Emerging Markets Portfolio’s performance. During the most recent fiscal year, the Emerging Markets Series’ portfolio turnover rate was 5% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” includes an investment management fee payable by the Emerging Markets Series and an administration fee payable by the Emerging Markets Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Emerging Markets Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the Emerging Markets Series.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the Emerging Markets Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the Emerging Markets Portfolio and the Portfolio’s portion of the expenses of the Emerging Market Series.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Emerging Markets Portfolio pursues its investment objective by investing substantially all of its assets in the Emerging Markets Series. The Emerging Markets Series purchases a broad market coverage of larger companies associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development) authorized for investment by the Advisor’s Investment Committee (“Approved Markets”). The Advisor’s definition of large varies across countries and is based primarily on market capitalization. A company’s market capitalization is the number of its shares outstanding times its price per share. In each country authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then defines the minimum market capitalization for a large company in that country. For example, as of December 31, 2012, China had a size threshold of $3,180 million, and Hungary had a size threshold of $604 million. These thresholds will change due to market conditions. In addition, the Advisor may adjust the representation in the Emerging Markets Series of an eligible company, or exclude a company, after considering expected profitability relative to other eligible companies. In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in the prospectus as Approved Market securities.

The Emerging Markets Series may gain exposure to companies associated with Approved Markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The Emerging Markets Series and the Emerging Markets Portfolio each may use derivatives, such as futures contracts and options on futures contracts for Approved Market or other equity market securities and indices, including those of the United States, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

		The Emerging Markets Series may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Emerging Markets Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Emerging Markets Series that owns them, and, in turn, the Emerging Markets Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Emerging Markets Series and the Emerging Markets Portfolio use derivatives, the Emerging Markets Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Emerging Markets Series may lose money and there may be a delay in recovering the loaned securities. The Emerging Markets Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the Emerging Markets Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Emerging Markets Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the Emerging Markets Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Emerging Markets Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Emerging Markets Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Emerging Markets Portfolio II Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
33.21 (4/09-6/09)	-27.75 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Emerging Markets Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
EMERGING MARKETS PORTFOLIO II | Emerging Markets Portfolio II
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%	[1]
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
2003	rr_AnnualReturn2003	61.14%
2004	rr_AnnualReturn2004	30.45%
2005	rr_AnnualReturn2005	30.29%
2006	rr_AnnualReturn2006	29.49%
2007	rr_AnnualReturn2007	36.33%
2008	rr_AnnualReturn2008	(49.05%)
2009	rr_AnnualReturn2009	72.02%
2010	rr_AnnualReturn2010	22.13%
2011	rr_AnnualReturn2011	(17.27%)
2012	rr_AnnualReturn2012	19.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.75%)
One Year	rr_AverageAnnualReturnYear01	19.38%
Five Years	rr_AverageAnnualReturnYear05	1.12%
Ten Years	rr_AverageAnnualReturnYear10	17.72%
EMERGING MARKETS PORTFOLIO II | Return After Taxes on Distributions | Emerging Markets Portfolio II
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.98%
Five Years	rr_AverageAnnualReturnYear05	0.56%
Ten Years	rr_AverageAnnualReturnYear10	17.28%
EMERGING MARKETS PORTFOLIO II | Return After Taxes on Distributions and Sale of Portfolio Shares | Emerging Markets Portfolio II
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.06%
Five Years	rr_AverageAnnualReturnYear05	0.74%
Ten Years	rr_AverageAnnualReturnYear10	16.06%
EMERGING MARKETS PORTFOLIO II | MSCI Emerging Markets Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.22%
Five Years	rr_AverageAnnualReturnYear05	(0.92%)
Ten Years	rr_AverageAnnualReturnYear10	16.52%

[1]	The "Management Fee" includes an investment management fee payable by the Emerging Markets Series and an administration fee payable by the Emerging Markets Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the Emerging Markets Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the Emerging Markets Series.

R2 Shares | DFA INTERNATIONAL VALUE PORTFOLIO
DFA International Value Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA International Value Portfolio (the “DFA International Value Portfolio” or the “Portfolio”) is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series” or “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the DFA International Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	R2 Shares DFA INTERNATIONAL VALUE PORTFOLIO Class R2
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares DFA INTERNATIONAL VALUE PORTFOLIO Class R2
Management Fee	[1]	0.40%
Shareholder Services Fees	[1][2]	0.25%
Other Expenses	[1]	0.06%
Total Other Expenses	[1]	0.31%
Total Annual Fund Operating Expenses	[1]	0.71%
[1]	The "Management Fee" includes an investment management fee payable by the International Value Series and an administration fee payable by the DFA International Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the DFA International Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the International Value Series.
[2]	An amount up to 0.25% of the average net assets of the Portfolio's Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio's Class R2 shares ("Shareholder Services Agent").

Example
This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares DFA INTERNATIONAL VALUE PORTFOLIO Class R2	73	227	395	883

The Example reflects the aggregate estimated annual operating expenses of the DFA International Value Portfolio and the DFA International Value Portfolio’s portion of the expenses of the International Value Series.
Portfolio Turnover
The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The DFA International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, expected profitability and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2012, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was $1,378 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the DFA International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The International Value Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and, in turn, the DFA International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Value Series and the DFA International Value Portfolio use derivatives, the DFA International Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the performance of the Portfolio’s Class R2 shares from year to year. The table illustrates how annualized one year and since inception returns of the Class R2 shares of the Portfolio compare with those of a broad measure of market performance. The DFA International Value Portfolio’s past performance is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
DFA International Value Portfolio Class R2 Shares Total Returns (%)

January 2009-December 2012
Highest Quarter	Lowest Quarter
33.78 (4/09-6/09)	-23.11 (7/11-9/11)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns R2 Shares DFA INTERNATIONAL VALUE PORTFOLIO	One Year	Since Inception	Inception Date
Class R2	16.27%	(4.00%)	Apr 30, 2008
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	16.41%	(2.90%)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
R2 Shares | DFA INTERNATIONAL VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA International Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the DFA International Value Portfolio (the “DFA International Value Portfolio” or the “Portfolio”) is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series” or “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the DFA International Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” includes an investment management fee payable by the International Value Series and an administration fee payable by the DFA International Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the DFA International Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the International Value Series.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the DFA International Value Portfolio and the DFA International Value Portfolio’s portion of the expenses of the International Value Series.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The DFA International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, expected profitability and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2012, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was $1,378 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the DFA International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

		The International Value Series may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and, in turn, the DFA International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Value Series and the DFA International Value Portfolio use derivatives, the DFA International Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the performance of the Portfolio’s Class R2 shares from year to year. The table illustrates how annualized one year and since inception returns of the Class R2 shares of the Portfolio compare with those of a broad measure of market performance. The DFA International Value Portfolio’s past performance is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the performance of the Portfolio’s Class R2 shares from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The DFA International Value Portfolio’s past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA International Value Portfolio Class R2 Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2009-December 2012
Highest Quarter	Lowest Quarter
33.78 (4/09-6/09)	-23.11 (7/11-9/11)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
R2 Shares | DFA INTERNATIONAL VALUE PORTFOLIO | Class R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.40%	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%	[1],[2]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.06%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[1]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
2009	rr_AnnualReturn2009	38.90%
2010	rr_AnnualReturn2010	10.27%
2011	rr_AnnualReturn2011	(17.05%)
2012	rr_AnnualReturn2012	16.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.11%)
One Year	rr_AverageAnnualReturnYear01	16.27%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
R2 Shares | DFA INTERNATIONAL VALUE PORTFOLIO | MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.41%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.90%)

[1]	The "Management Fee" includes an investment management fee payable by the International Value Series and an administration fee payable by the DFA International Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the DFA International Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the International Value Series.
[2]	An amount up to 0.25% of the average net assets of the Portfolio's Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio's Class R2 shares ("Shareholder Services Agent").

R2 Shares | GLOBAL EQUITY PORTFOLIO
Global Equity Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the Global Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	R2 Shares GLOBAL EQUITY PORTFOLIO Class R2
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares GLOBAL EQUITY PORTFOLIO Class R2
Management Fee		0.30%
Shareholder Services Fees	[1]	0.25%
Other Expenses		0.04%
Total Other Expenses		0.29%
Acquired Fund Fees and Expenses		0.31%
Total Annual Fund Operating Expenses		0.90%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.60%
[1]	An amount up to 0.25% of the average net assets of the Portfolio's Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio's Class R2 shares ("Shareholder Services Agent").
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Example
This Example is meant to help you compare the cost of investing in the Global Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares GLOBAL EQUITY PORTFOLIO Class R2	61	257	469	1,080

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Global Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Equity Portfolio’s performance. During the most recent fiscal year, the Global Equity Portfolio’s portfolio turnover rate was 4% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the Global Equity Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in domestic and international equity securities. In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Global Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks.

As of February 28, 2013, the Global Equity Portfolio invests in domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs. The Global Equity Portfolio also purchases international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the Global Equity Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocation to Underlying Funds or may add or remove Underlying Funds without notice to shareholders. In addition, when the Advisor determines that the market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Global Equity Portfolio.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Also the Underlying Funds may lend their portfolio securities to generate additional income.
PRINCIPAL RISKS
Fund of Funds Risk: The investment performance of the Global Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Global Equity Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Global Equity Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the Global Equity Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Other risks of the Underlying Funds are described in the Global Equity Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R2 shares (formerly Class R Shares) of the Portfolio compare with those of a broad measure of market performance. The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Global Equity Portfolio Class R2 Shares Total Returns (%)

January 2004-December 2012
Highest Quarter	Lowest Quarter
23.58 (4/09-6/09)	-23.74 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns R2 Shares GLOBAL EQUITY PORTFOLIO	One Year	Five Years	Since Inception	Inception Date
Class R2	18.01%	0.82%	6.35%	Dec 24, 2003
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	15.83%	(1.18%)	5.20%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
R2 Shares | GLOBAL EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the Global Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Global Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Equity Portfolio’s performance. During the most recent fiscal year, the Global Equity Portfolio’s portfolio turnover rate was 4% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the Global Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Global Equity Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in domestic and international equity securities. In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Global Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks.

As of February 28, 2013, the Global Equity Portfolio invests in domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs. The Global Equity Portfolio also purchases international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the Global Equity Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocation to Underlying Funds or may add or remove Underlying Funds without notice to shareholders. In addition, when the Advisor determines that the market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Global Equity Portfolio.

		Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Also the Underlying Funds may lend their portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the Global Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Global Equity Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Global Equity Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the Global Equity Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Other risks of the Underlying Funds are described in the Global Equity Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R2 shares (formerly Class R Shares) of the Portfolio compare with those of a broad measure of market performance. The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Global Equity Portfolio Class R2 Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2004-December 2012
Highest Quarter	Lowest Quarter
23.58 (4/09-6/09)	-23.74 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
R2 Shares | GLOBAL EQUITY PORTFOLIO | Class R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	257
5 Years	rr_ExpenseExampleYear05	469
10 Years	rr_ExpenseExampleYear10	1,080
2004	rr_AnnualReturn2004	18.79%
2005	rr_AnnualReturn2005	10.57%
2006	rr_AnnualReturn2006	20.24%
2007	rr_AnnualReturn2007	4.09%
2008	rr_AnnualReturn2008	(40.12%)
2009	rr_AnnualReturn2009	34.16%
2010	rr_AnnualReturn2010	19.02%
2011	rr_AnnualReturn2011	(7.70%)
2012	rr_AnnualReturn2012	18.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.74%)
One Year	rr_AverageAnnualReturnYear01	18.01%
Five Years	rr_AverageAnnualReturnYear05	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003
R2 Shares | GLOBAL EQUITY PORTFOLIO | MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Five Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%

[1]	An amount up to 0.25% of the average net assets of the Portfolio's Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio's Class R2 shares ("Shareholder Services Agent").
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

R2 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO
Global Allocation 60/40 Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Global Allocation 60/40 Portfolio (formerly, Global 60/40 Portfolio) (the “60/40 Portfolio”) is to seek total return consisting of capital appreciation and current income.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the 60/40 Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	R2 Shares GLOBAL ALLOCATION 60/40 PORTFOLIO Class R2
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares GLOBAL ALLOCATION 60/40 PORTFOLIO Class R2
Management Fee		0.25%
Shareholder Services Fees	[1]	0.25%
Other Expenses		0.02%
Total Other Expenses		0.27%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		0.79%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.56%
[1]	An amount up to 0.25% of the average net assets of the Portfolio's Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio's Class R2 shares ("Shareholder Services Agent").
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Example
This Example is meant to help you compare the cost of investing in the 60/40 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Class R2 shares of the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares GLOBAL ALLOCATION 60/40 PORTFOLIO Class R2	57	229	416	956

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 60/40 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 60/40 Portfolio’s performance. During the most recent fiscal year, the 60/40 Portfolio’s portfolio turnover rate was 27% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the 60/40 Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the 60/40 Portfolio’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 60/40 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2013, the 60/40 Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities. Certain fixed income Underlying Funds in which the 60/40 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 60/40 Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.
PRINCIPAL RISKS
Fund of Funds Risk: The investment performance of the 60/40 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 60/40 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 60/40 Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 60/40 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Other risks of the Underlying Funds are described in the 60/40 Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the 60/40 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R2 shares (formerly Class R Shares) of the Portfolio compare with those of a broad measure of market performance. The 60/40 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Global Allocation 60/40 Portfolio Class R2 Shares Total Returns (%)

January 2004-December 2012
Highest Quarter	Lowest Quarter
15.80 (4/09-6/09)	-14.08 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns R2 Shares GLOBAL ALLOCATION 60/40 PORTFOLIO		One Year	Five Years	Since Inception	Inception Date
Class R2		12.68%	2.96%	5.70%	Dec 24, 2003
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)		15.83%	(1.18%)	5.20%
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)		1.36%	2.34%	2.98%
Global 60/40 Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes on sales)	[1]	10.03%	0.78%	4.59%
[1]	The Global 60/40 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
R2 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Allocation 60/40 Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Allocation 60/40 Portfolio (formerly, Global 60/40 Portfolio) (the “60/40 Portfolio”) is to seek total return consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the 60/40 Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 60/40 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 60/40 Portfolio’s performance. During the most recent fiscal year, the 60/40 Portfolio’s portfolio turnover rate was 27% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the 60/40 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Class R2 shares of the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the 60/40 Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the 60/40 Portfolio’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 60/40 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2013, the 60/40 Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities. Certain fixed income Underlying Funds in which the 60/40 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 60/40 Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

		Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the 60/40 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 60/40 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 60/40 Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 60/40 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Other risks of the Underlying Funds are described in the 60/40 Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the 60/40 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R2 shares (formerly Class R Shares) of the Portfolio compare with those of a broad measure of market performance. The 60/40 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the 60/40 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The 60/40 Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Global Allocation 60/40 Portfolio Class R2 Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2004-December 2012
Highest Quarter	Lowest Quarter
15.80 (4/09-6/09)	-14.08 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
R2 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | Class R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	229
5 Years	rr_ExpenseExampleYear05	416
10 Years	rr_ExpenseExampleYear10	956
2004	rr_AnnualReturn2004	10.83%
2005	rr_AnnualReturn2005	7.06%
2006	rr_AnnualReturn2006	13.57%
2007	rr_AnnualReturn2007	4.60%
2008	rr_AnnualReturn2008	(25.93%)
2009	rr_AnnualReturn2009	25.16%
2010	rr_AnnualReturn2010	13.44%
2011	rr_AnnualReturn2011	(2.38%)
2012	rr_AnnualReturn2012	12.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.08%)
One Year	rr_AverageAnnualReturnYear01	12.68%
Five Years	rr_AverageAnnualReturnYear05	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003
R2 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Five Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
R2 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.36%
Five Years	rr_AverageAnnualReturnYear05	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
R2 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | Global 60/40 Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.03%	[3]
Five Years	rr_AverageAnnualReturnYear05	0.78%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%	[3]

[1]	An amount up to 0.25% of the average net assets of the Portfolio's Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio's Class R2 shares ("Shareholder Services Agent").
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.
[3]	The Global 60/40 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

R2 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO
Global Allocation 25/75 Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Global Allocation 25/75 Portfolio (formerly, Global 25/75 Portfolio) (the “25/75 Portfolio”) is to seek total return consistent with current income and preservation of capital with some capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the 25/75 Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	R2 Shares GLOBAL ALLOCATION 25/75 PORTFOLIO Class R2
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R2 Shares GLOBAL ALLOCATION 25/75 PORTFOLIO Class R2
Management Fee		0.20%
Shareholder Services Fees	[1]	0.25%
Other Expenses		0.09%
Total Other Expenses		0.34%
Acquired Fund Fees and Expenses		0.22%
Total Annual Fund Operating Expenses		0.76%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.59%
[1]	An amount up to 0.25% of the average net assets of the Portfolio's Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio's Class R2 shares ("Shareholder Services Agent").
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Example
This Example is meant to help you compare the cost of investing in the 25/75 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Class R2 shares of the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
R2 Shares GLOBAL ALLOCATION 25/75 PORTFOLIO Class R2	60	226	406	926

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 25/75 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 25/75 Portfolio’s performance. During the most recent fiscal year, the 25/75 Portfolio’s portfolio turnover rate was 44% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the 25/75 Portfolio under normal market circumstances, allocates the majority of its assets to fixed income underlying funds, but the Portfolio also invests a small portion of its assets to domestic and international equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to domestic and international equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 25/75 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2013, the 25/75 Portfolio invests in: (1) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities; (2) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; and (3) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. Certain fixed income Underlying Funds in which the 25/75 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 25/75 Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.
PRINCIPAL RISKS
Fund of Funds Risk: The investment performance of the 25/75 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 25/75 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 25/75 Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 25/75 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those of developed countries. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Other risks of the Underlying Funds are described in the 25/75 Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the 25/75 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R2 shares (formerly Class R Shares) of the Portfolio compare with those of a broad measure of market performance. The 25/75 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Global Allocation 25/75 Portfolio Class R2 Shares Total Returns (%)

January 2004-December 2012
Highest Quarter	Lowest Quarter
7.34 (4/09-6/09)	-4.31 (7/11-9/11)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns R2 Shares GLOBAL ALLOCATION 25/75 PORTFOLIO		One Year	Five Years	Since Inception	Inception Date
Class R2		6.66%	3.69%	4.50%	Dec 24, 2003
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)		15.83%	(1.18%)	5.20%
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)		1.36%	2.34%	2.98%
Global 25/75 Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes on sales)	[1]	4.96%	1.89%	3.78%
[1]	The Global 25/75 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
R2 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Allocation 25/75 Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Allocation 25/75 Portfolio (formerly, Global 25/75 Portfolio) (the “25/75 Portfolio”) is to seek total return consistent with current income and preservation of capital with some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R2 shares of the 25/75 Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 25/75 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 25/75 Portfolio’s performance. During the most recent fiscal year, the 25/75 Portfolio’s portfolio turnover rate was 44% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the 25/75 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Class R2 shares of the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the 25/75 Portfolio under normal market circumstances, allocates the majority of its assets to fixed income underlying funds, but the Portfolio also invests a small portion of its assets to domestic and international equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to domestic and international equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 25/75 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2013, the 25/75 Portfolio invests in: (1) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities; (2) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; and (3) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. Certain fixed income Underlying Funds in which the 25/75 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 25/75 Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

		Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the 25/75 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 25/75 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 25/75 Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 25/75 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those of developed countries. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Other risks of the Underlying Funds are described in the 25/75 Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the 25/75 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns of the Class R2 shares (formerly Class R Shares) of the Portfolio compare with those of a broad measure of market performance. The 25/75 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the 25/75 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The 25/75 Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Global Allocation 25/75 Portfolio Class R2 Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2004-December 2012
Highest Quarter	Lowest Quarter
7.34 (4/09-6/09)	-4.31 (7/11-9/11)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
R2 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | Class R2
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Other Expenses	rr_Component3OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.59%
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	226
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	926
2004	rr_AnnualReturn2004	5.32%
2005	rr_AnnualReturn2005	3.76%
2006	rr_AnnualReturn2006	7.84%
2007	rr_AnnualReturn2007	4.88%
2008	rr_AnnualReturn2008	(9.01%)
2009	rr_AnnualReturn2009	13.52%
2010	rr_AnnualReturn2010	7.55%
2011	rr_AnnualReturn2011	1.16%
2012	rr_AnnualReturn2012	6.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.31%)
One Year	rr_AverageAnnualReturnYear01	6.66%
Five Years	rr_AverageAnnualReturnYear05	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003
R2 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Five Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
R2 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.36%
Five Years	rr_AverageAnnualReturnYear05	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
R2 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | Global 25/75 Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.96%	[3]
Five Years	rr_AverageAnnualReturnYear05	1.89%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%	[3]

[1]	An amount up to 0.25% of the average net assets of the Portfolio's Class R2 shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Portfolio's Class R2 shares ("Shareholder Services Agent").
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.
[3]	The Global 25/75 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

R25 Shares | DFA INTERNATIONAL VALUE PORTFOLIO
DFA International Value Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA International Value Portfolio (the “DFA International Value Portfolio” or the “Portfolio”) is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series” or “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the DFA International Value Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	R25 Shares DFA INTERNATIONAL VALUE PORTFOLIO Class R25
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R25 Shares DFA INTERNATIONAL VALUE PORTFOLIO Class R25
Management Fee	[1]	0.40%
Distribution and/or Service (12b-1) Fees	[1]	0.25%
Other Expenses	[1][2]	0.61%
Total Annual Fund Operating Expenses	[1]	1.26%
[1]	The "Management Fee" includes an investment management fee payable by the International Value Series and an administration fee payable by the DFA International Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the DFA International Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the International Value Series.
[2]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.

Example
This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
R25 Shares DFA INTERNATIONAL VALUE PORTFOLIO Class R25	128	400

The Example reflects the aggregate estimated annual operating expenses of the DFA International Value Portfolio and the DFA International Value Portfolio’s portion of the expenses of the International Value Series.
Portfolio Turnover
The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The DFA International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, expected profitability and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2012, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was $1,378 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the DFA International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The International Value Series may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and, in turn, the DFA International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Value Series and the DFA International Value Portfolio use derivatives, the DFA International Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The DFA International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
DFA International Value Portfolio Institutional Class Shares Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2003-December 2012
Highest Quarter	Lowest Quarter
33.93 (4/09-6/09)	-24.43 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns R25 Shares DFA INTERNATIONAL VALUE PORTFOLIO		One Year	Five Years	Ten Years
Institutional Class	[1]	16.61%	(4.31%)	10.20%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)		16.41%	(3.43%)	8.60%
[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
R25 Shares | DFA INTERNATIONAL VALUE PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DFA International Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the DFA International Value Portfolio (the “DFA International Value Portfolio” or the “Portfolio”) is to achieve long-term capital appreciation. The DFA International Value Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “International Value Series” or “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the DFA International Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Value Portfolio’s performance. During the most recent fiscal year, the International Value Series’ portfolio turnover rate was 14% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The “Management Fee” includes an investment management fee payable by the International Value Series and an administration fee payable by the DFA International Value Portfolio. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the DFA International Value Portfolio and the indirect expenses of the Portfolio’s portion of the expenses of the International Value Series.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the DFA International Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects the aggregate estimated annual operating expenses of the DFA International Value Portfolio and the DFA International Value Portfolio’s portion of the expenses of the International Value Series.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The DFA International Value Portfolio invests substantially all of its assets in the International Value Series. The International Value Series, using a market capitalization weighted approach, purchases securities of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, expected profitability and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. As of December 31, 2012, for the International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the International Value Series invests was $1,378 million. This threshold will change due to market conditions.

The International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The International Value Series and the DFA International Value Portfolio each may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

		The International Value Series may lend its portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The International Value Series does not hedge foreign currency risk.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the International Value Series that owns them, and, in turn, the DFA International Value Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the International Value Series and the DFA International Value Portfolio use derivatives, the DFA International Value Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the International Value Series may lose money and there may be a delay in recovering the loaned securities. The International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The DFA International Value Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the DFA International Value Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The DFA International Value Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	DFA International Value Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2003-December 2012
Highest Quarter	Lowest Quarter
33.93 (4/09-6/09)	-24.43 (10/08-12/08)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
R25 Shares | DFA INTERNATIONAL VALUE PORTFOLIO | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[1]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
R25 Shares | DFA INTERNATIONAL VALUE PORTFOLIO | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	49.92%	[3]
2004	rr_AnnualReturn2004	28.80%	[3]
2005	rr_AnnualReturn2005	15.27%	[3]
2006	rr_AnnualReturn2006	34.15%	[3]
2007	rr_AnnualReturn2007	10.25%	[3]
2008	rr_AnnualReturn2008	(46.33%)	[3]
2009	rr_AnnualReturn2009	39.45%	[3]
2010	rr_AnnualReturn2010	10.57%	[3]
2011	rr_AnnualReturn2011	(16.85%)	[3]
2012	rr_AnnualReturn2012	16.61%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.43%)
One Year	rr_AverageAnnualReturnYear01	16.61%	[3]
Five Years	rr_AverageAnnualReturnYear05	(4.31%)	[3]
Ten Years	rr_AverageAnnualReturnYear10	10.20%	[3]
R25 Shares | DFA INTERNATIONAL VALUE PORTFOLIO | MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.41%
Five Years	rr_AverageAnnualReturnYear05	(3.43%)
Ten Years	rr_AverageAnnualReturnYear10	8.60%

[1]	The "Management Fee" includes an investment management fee payable by the International Value Series and an administration fee payable by the DFA International Value Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Fund Operating Expenses" reflect the direct expenses of the DFA International Value Portfolio and the indirect expenses of the Portfolio's portion of the expenses of the International Value Series.
[2]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

R25 Shares | GLOBAL EQUITY PORTFOLIO
Global Equity Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the Global Equity Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	R25 Shares GLOBAL EQUITY PORTFOLIO Class R25
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R25 Shares GLOBAL EQUITY PORTFOLIO Class R25
Management Fee		0.30%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.58%
Acquired Fund Fees and Expenses		0.31%
Total Annual Fund Operating Expenses		1.44%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		1.14%
[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Example
This Example is meant to help you compare the cost of investing in the Global Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
R25 Shares GLOBAL EQUITY PORTFOLIO Class R25	116	426

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Global Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Equity Portfolio’s performance. During the most recent fiscal year, the Global Equity Portfolio’s portfolio turnover rate was 4% based on the weighted average portfolio turnover ratios of each of the portfolio’s underlying investment.
PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the Global Equity Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in domestic and international equity securities. In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Global Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks.

As of February 28, 2013, the Global Equity Portfolio invests in domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs. The Global Equity Portfolio also purchases international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the Global Equity Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocation to Underlying Funds or may add or remove Underlying Funds without notice to shareholders. In addition, when the Advisor determines that the market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Global Equity Portfolio.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Also the Underlying Funds may lend their portfolio securities to generate additional income.
PRINCIPAL RISKS
Fund of Funds Risk: The investment performance of the Global Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Global Equity Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Global Equity Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the Global Equity Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Other risks of the Underlying Funds are described in the Global Equity Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Global Equity Portfolio Institutional Class Shares Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2004-December 2012
Highest Quarter	Lowest Quarter
23.77 (4/09-6/09)	-23.68 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns R25 Shares GLOBAL EQUITY PORTFOLIO		One Year	Five Years	Since Inception	Inception Date
Institutional Class	[1]	18.24%	1.07%	6.62%	Dec 24, 2003
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)		15.83%	(1.18%)	5.20%
[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
R25 Shares | GLOBAL EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the Global Equity Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Global Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Equity Portfolio’s performance. During the most recent fiscal year, the Global Equity Portfolio’s portfolio turnover rate was 4% based on the weighted average portfolio turnover ratios of each of the portfolio’s underlying investment.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	This Example is meant to help you compare the cost of investing in the Global Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Global Equity Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in domestic and international equity securities. In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Global Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks.

As of February 28, 2013, the Global Equity Portfolio invests in domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs. The Global Equity Portfolio also purchases international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the Global Equity Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocation to Underlying Funds or may add or remove Underlying Funds without notice to shareholders. In addition, when the Advisor determines that the market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Global Equity Portfolio.

		Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Also the Underlying Funds may lend their portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the Global Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Global Equity Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Global Equity Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the Global Equity Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Other risks of the Underlying Funds are described in the Global Equity Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Global Equity Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2004-December 2012
Highest Quarter	Lowest Quarter
23.77 (4/09-6/09)	-23.68 (10/08-12/08)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
R25 Shares | GLOBAL EQUITY PORTFOLIO | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	426
R25 Shares | GLOBAL EQUITY PORTFOLIO | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	19.00%	[3]
2005	rr_AnnualReturn2005	10.95%	[3]
2006	rr_AnnualReturn2006	20.47%	[3]
2007	rr_AnnualReturn2007	4.41%	[3]
2008	rr_AnnualReturn2008	(39.99%)	[3]
2009	rr_AnnualReturn2009	34.51%	[3]
2010	rr_AnnualReturn2010	19.35%	[3]
2011	rr_AnnualReturn2011	(7.41%)	[3]
2012	rr_AnnualReturn2012	18.24%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.68%)
One Year	rr_AverageAnnualReturnYear01	18.24%	[3]
Five Years	rr_AverageAnnualReturnYear05	1.07%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003	[3]
R25 Shares | GLOBAL EQUITY PORTFOLIO | MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Five Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%

[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

R25 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO
Global Allocation 60/40 Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Global Allocation 60/40 Portfolio (formerly, Global 60/40 Portfolio) (the “60/40 Portfolio”) is to seek total return consisting of capital appreciation and current income.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the 60/40 Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	R25 Shares GLOBAL ALLOCATION 60/40 PORTFOLIO Class R25
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R25 Shares GLOBAL ALLOCATION 60/40 PORTFOLIO Class R25
Management Fee		0.25%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.58%
Acquired Fund Fees and Expenses		0.27%
Total Annual Fund Operating Expenses		1.35%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		1.12%
[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Example
This Example is meant to help you compare the cost of investing in the 60/40 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
R25 Shares GLOBAL ALLOCATION 60/40 PORTFOLIO Class R25	114	405

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 60/40 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 60/40 Portfolio’s performance. During the most recent fiscal year, the 60/40 Portfolio’s portfolio turnover rate was 27% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the 60/40 Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the 60/40 Portfolio’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 60/40 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2013, the 60/40 Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities. Certain fixed income Underlying Funds in which the 60/40 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 60/40 Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “ ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds .” Periodically the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.
PRINCIPAL RISKS
Fund of Funds Risk: The investment performance of the 60/40 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 60/40 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 60/40 Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 60/40 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Other risks of the Underlying Funds are described in the 60/40 Portfolio’s Prospectus in the section entitled “ ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the 60/40 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The 60/40 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Global Allocation 60/40 Portfolio Institutional Class Shares Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2004-December 2012
Highest Quarter	Lowest Quarter
15.94 (4/09-6/09)	-14.01 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns R25 Shares GLOBAL ALLOCATION 60/40 PORTFOLIO		One Year	Five Years	Since Inception	Inception Date
Institutional Class	[1]	13.05%	3.24%	5.97%	Dec 24, 2003
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)		15.83%	(1.18%)	5.20%
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)		1.36%	2.34%	2.98%
Global 60/40 Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes on sales)	[2]	10.03%	0.78%	4.59%
[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.
[2]	The Global 60/40 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
R25 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Allocation 60/40 Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Allocation 60/40 Portfolio (formerly, Global 60/40 Portfolio) (the “60/40 Portfolio”) is to seek total return consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the 60/40 Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 60/40 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 60/40 Portfolio’s performance. During the most recent fiscal year, the 60/40 Portfolio’s portfolio turnover rate was 27% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the 60/40 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the 60/40 Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the 60/40 Portfolio’s assets to domestic and international equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 60/40 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2013, the 60/40 Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies; and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities. Certain fixed income Underlying Funds in which the 60/40 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 60/40 Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “ ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds .” Periodically the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

		Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the 60/40 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 60/40 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 60/40 Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 60/40 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Other risks of the Underlying Funds are described in the 60/40 Portfolio’s Prospectus in the section entitled “ ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the 60/40 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The 60/40 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the 60/40 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The 60/40 Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Global Allocation 60/40 Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2004-December 2012
Highest Quarter	Lowest Quarter
15.94 (4/09-6/09)	-14.01 (10/08-12/08)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
R25 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	405
R25 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	11.06%	[3]
2005	rr_AnnualReturn2005	7.20%	[3]
2006	rr_AnnualReturn2006	13.88%	[3]
2007	rr_AnnualReturn2007	4.92%	[3]
2008	rr_AnnualReturn2008	(25.74%)	[3]
2009	rr_AnnualReturn2009	25.52%	[3]
2010	rr_AnnualReturn2010	13.74%	[3]
2011	rr_AnnualReturn2011	(2.16%)	[3]
2012	rr_AnnualReturn2012	13.05%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.01%)
One Year	rr_AverageAnnualReturnYear01	13.05%	[3]
Five Years	rr_AverageAnnualReturnYear05	3.24%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003	[3]
R25 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Five Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
R25 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.36%
Five Years	rr_AverageAnnualReturnYear05	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
R25 Shares | GLOBAL ALLOCATION 60/40 PORTFOLIO | Global 60/40 Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.03%	[4]
Five Years	rr_AverageAnnualReturnYear05	0.78%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%	[4]

[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.
[4]	The Global 60/40 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 60% MSCI World Index (net dividends) and 40% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

R25 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO
Global Allocation 25/75 Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Global Allocation 25/75 Portfolio (formerly, Global 25/75 Portfolio) (the “25/75 Portfolio”) is to seek total return consistent with current income and preservation of capital with some capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the 25/75 Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	R25 Shares GLOBAL ALLOCATION 25/75 PORTFOLIO Class R25
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		R25 Shares GLOBAL ALLOCATION 25/75 PORTFOLIO Class R25
Management Fee		0.20%
Distribution and/or Shareholder Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.59%
Acquired Fund Fees and Expenses		0.22%
Total Annual Fund Operating Expenses		1.26%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[2]	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		1.09%
[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.

Example
This Example is meant to help you compare the cost of investing in the 25/75 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
R25 Shares GLOBAL ALLOCATION 25/75 PORTFOLIO Class R25	111	383

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 25/75 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 25/75 Portfolio’s performance. During the most recent fiscal year, the 25/75 Portfolio’s portfolio turnover rate was 44% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
PRINCIPAL INVESTMENT STRATEGIES
To achieve its investment objective, the 25/75 Portfolio under normal market circumstances, allocates the majority of its assets to fixed income underlying funds, but the Portfolio also invests a small portion of its assets to domestic and international equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to domestic and international equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 25/75 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2013, the 25/75 Portfolio invests in: (1) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities; (2) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; and (3) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. Certain fixed income Underlying Funds in which the 25/75 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 25/75 Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.
PRINCIPAL RISKS
Fund of Funds Risk: The investment performance of the 25/75 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 25/75 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 25/75 Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 25/75 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance.

Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Other risks of the Underlying Funds are described in the 25/75 Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the 25/75 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The 25/75 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Global Allocation 25/75 Portfolio Institutional Class Shares Total Returns (%)

[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.

January 2004-December 2012
Highest Quarter	Lowest Quarter
7.36 (4/09-6/09)	-4.20 (7/11-9/11)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns R25 Shares GLOBAL ALLOCATION 25/75 PORTFOLIO		One Year	Five Years	Since Inception	Inception Date
Institutional Class	[1]	7.00%	4.10%	4.84%	Dec 24, 2003
MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)		15.83%	(1.18%)	5.20%
Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)		1.36%	2.34%	2.98%
Global 25/75 Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes on sales)	[2]	4.96%	1.89%	3.78%
[1]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.
[2]	The Global 25/75 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
R25 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Allocation 25/75 Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Allocation 25/75 Portfolio (formerly, Global 25/75 Portfolio) (the “25/75 Portfolio”) is to seek total return consistent with current income and preservation of capital with some capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold Class R25 shares of the 25/75 Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The 25/75 Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the 25/75 Portfolio’s performance. During the most recent fiscal year, the 25/75 Portfolio’s portfolio turnover rate was 44% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R25 shares are a new class of shares of the Portfolio, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the 25/75 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the 25/75 Portfolio under normal market circumstances, allocates the majority of its assets to fixed income underlying funds, but the Portfolio also invests a small portion of its assets to domestic and international equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to domestic and international equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 25/75 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of February 28, 2013, the 25/75 Portfolio invests in: (1) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities; (2) domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; and (3) international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. Certain fixed income Underlying Funds in which the 25/75 Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the 25/75 Portfolio invests as of February 28, 2013 are described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS—Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds without notice to shareholders.

		Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the 25/75 Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the 25/75 Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the 25/75 Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the 25/75 Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance.

Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Funds’ income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

		Other risks of the Underlying Funds are described in the 25/75 Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES—ALLOCATION PORTFOLIOS.”
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the 25/75 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and since inception returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The 25/75 Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the 25/75 Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The 25/75 Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Global Allocation 25/75 Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2004-December 2012
Highest Quarter	Lowest Quarter
7.36 (4/09-6/09)	-4.20 (7/11-9/11)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Class R25 shares of the Portfolio are a new class of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2012 Annualized Returns (%)
R25 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.17%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	383
R25 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
2004	rr_AnnualReturn2004	5.62%	[3]
2005	rr_AnnualReturn2005	3.99%	[3]
2006	rr_AnnualReturn2006	8.02%	[3]
2007	rr_AnnualReturn2007	5.21%	[3]
2008	rr_AnnualReturn2008	(8.70%)	[3]
2009	rr_AnnualReturn2009	13.88%	[3]
2010	rr_AnnualReturn2010	8.12%	[3]
2011	rr_AnnualReturn2011	1.63%	[3]
2012	rr_AnnualReturn2012	7.00%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.20%)
One Year	rr_AverageAnnualReturnYear01	7.00%	[3]
Five Years	rr_AverageAnnualReturnYear05	4.10%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003	[3]
R25 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.83%
Five Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
R25 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.36%
Five Years	rr_AverageAnnualReturnYear05	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
R25 Shares | GLOBAL ALLOCATION 25/75 PORTFOLIO | Global 25/75 Composite Index (MSCI/Citi) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.96%	[4]
Five Years	rr_AverageAnnualReturnYear05	1.89%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%	[4]

[1]	The Class R25 shares are a new class of shares of the Portfolio, so the "Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]	The Advisor has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R25 shares and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R25 shares have higher expenses than the Institutional Class shares.
[4]	The Global 25/75 Composite Index (MSCI/Citi) is an unmanaged hypothetical index composed of 25% MSCI World Index (net dividends) and 75% Citi World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013